LIFE OF VIRGINIA SEPARATE ACCOUNT II


                             FINANCIAL STATEMENTS


                         YEAR ENDED DECEMBER 31, 1998
                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II


                               TABLE OF CONTENTS


                               DECEMBER 31, 1998



                                                    PAGE
                                                   -----
Independent Auditors' Report ...................   A-3
Financial Statements:
 Statements of Assets and Liabilities ..........   A-4
 Statements of Operations ......................   A-10
 Statements of Changes in Net Assets ...........   A-21
Notes to Financial Statements ..................   A-34

                         INDEPENDENT AUDITORS' REPORT

Policyholders
Life of Virginia Separate Account II
and
The Board of Directors
The Life Insurance Company of Virginia:

     We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account II (the Account) (comprising the GE Investments Funds, Inc. -- S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, and U.S. Equity Funds; the Oppenheimer Variable Account Funds -- Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund -- Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II -- Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III -- Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series -- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund -- Small Cap and Growth Portfolios; the PBHG Insurance Series Fund -- PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series -- Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust Fund -- Growth and Income and Mid Cap Equity Funds; and the Salomon Brothers Variable Series Investors Fund) as of December 31, 1998 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc. Government Securities Fund; the Oppenheimer Variable Account Money Fund; the Variable Insurance Products Fund -- Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust -- Balanced, Bond and Growth Portfolios, of Life of Virginia Separate Account II for each of the years or lesser periods in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account II as of December 31, 1998 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended in conformity with generally accepted accounting principles.


                                                         KPMG LLP



Richmond, Virginia
February 12, 1999

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                                     GE INVESTMENTS FUNDS, INC.
                                    -------------------------------------------------------------
                                        S&P 500          MONEY          TOTAL      INTERNATIONAL
                                         INDEX          MARKET         RETURN          EQUITY
                                          FUND           FUND           FUND            FUND
ASSETS                              --------------- -------------- -------------- ---------------
Investment in GE
 Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
   (223,402 shares;
   cost -- $4,451,453).............   $ 5,296,854             --             --            --
 Money Market Fund
   (4,079,103 shares;
   cost -- $4,079,100).............            --      4,079,103             --            --
 Total Return Fund
   (279,426 shares;
   cost -- $4,226,852).............            --             --      4,096,383            --
 International Equity Fund
   (9,802 shares;
   cost -- $114,478)...............            --             --             --       116,545
 Real Estate Securities
   Fund (29,793 shares;
   cost -- $409,691)...............            --             --             --            --
 Global Income Fund
   (3,531 shares;
   cost -- $36,192)................            --             --             --            --
 Value Equity Fund
   (15,742 shares;
   cost -- $202,399)...............            --             --             --            --
 Income Fund
   (35,461 shares;
   cost -- $432,645)...............            --             --             --            --
 U.S. Equity Fund
   (1,521 shares;
   cost -- $47,666)................            --             --             --            --
Receivable from affiliate .........            77          1,752             --            --
Receivable for units sold .........        16,301         12,648            184           368
                                      -----------      ---------      ---------       -------
   TOTAL ASSETS ...................     5,313,232      4,093,503      4,096,567       116,913
                                      -----------      ---------      ---------       -------
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...............         5,552         21,761         18,864         1,164
Payable for units
 withdrawn ........................            --            151             --            --
                                      -----------      ---------      ---------       -------
   TOTAL LIABILITIES ..............         5,552         21,912         18,864         1,164
                                      -----------      ---------      ---------       -------
Net assets attributable
 to variable life
 policyholders ....................   $ 5,307,680      4,071,591      4,077,703       115,749
                                      ===========      =========      =========       =======
Outstanding units:
 Type I (note 2) ..................        85,784        117,698        110,519         7,412
                                      ===========      =========      =========       =======
Net asset value per unit:
 Type I ...........................   $     52.62          17.02          35.54         14.80
                                      ===========      ==========     ==========      ========
Outstanding units:
 Type II (note 2) .................        15,084        121,526          4,217           409
                                      ===========      ==========     ==========      ========
Net asset value per unit:
 Type II ..........................   $     52.62          17.02          35.54         14.80
                                      ===========      ==========     ==========      ========



                                                      GE INVESTMENTS FUNDS, INC.
                                    ---------------------------------------------------------------
                                     REAL ESTATE     GLOBAL       VALUE                     U.S.
                                      SECURITIES     INCOME      EQUITY       INCOME       EQUITY
                                         FUND         FUND        FUND         FUND         FUND
ASSETS                              ------------- ----------- ------------ ------------ -----------
Investment in GE
 Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
   (223,402 shares;
   cost -- $4,451,453).............         --           --           --           --          --
 Money Market Fund
   (4,079,103 shares;
   cost -- $4,079,100).............         --           --           --           --          --
 Total Return Fund
   (279,426 shares;
   cost -- $4,226,852).............         --           --           --           --          --
 International Equity Fund
   (9,802 shares;
   cost -- $114,478)...............         --           --           --           --          --
 Real Estate Securities
   Fund (29,793 shares;
   cost -- $409,691)...............   $345,304           --           --           --          --
 Global Income Fund
   (3,531 shares;
   cost -- $36,192)................         --       37,177           --           --          --
 Value Equity Fund
   (15,742 shares;
   cost -- $202,399)...............         --           --      213,619           --          --
 Income Fund
   (35,461 shares;
   cost -- $432,645)...............         --           --           --      437,591          --
 U.S. Equity Fund
   (1,521 shares;
   cost -- $47,666)................         --           --           --           --      50,966
Receivable from affiliate .........         --           --           --           --          --
Receivable for units sold .........         --           --           --          127          --
                                       -------       ------      -------      -------      ------
   TOTAL ASSETS ...................    345,304       37,177      213,619      437,718      50,966
                                       -------       ------      -------      -------      ------
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...............      1,254        1,046        1,267        4,174          21
Payable for units
 withdrawn ........................          4           --            6           --          --
                                       -------       ------      -------      -------      ------
   TOTAL LIABILITIES ..............      1,258        1,046        1,273        4,174          21
                                       -------       ------      -------      -------      ------
Net assets attributable
 to variable life
 policyholders ....................   $344,046       36,131      212,346      433,544      50,945
                                       =======       ======      =======      =======      ======
Outstanding units:
 Type I (note 2) ..................     17,514        3,010        5,086       40,200          18
                                       =======       ======      =======      =======      ======
Net asset value per unit:
 Type I ...........................   $  15.28        11.58        13.98        10.73       10.71
                                       ========      =======     ========     ========     =======
Outstanding units:
 Type II (note 2) .................      5,002          110       10,103          204       4,739
                                       ========      =======     ========     ========     =======
Net asset value per unit:
 Type II ..........................   $  15.28        11.58        13.98        10.73       10.71
                                       ========      =======     ========     ========     =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                 OPPENHEIMER VARIABLE ACCOUNT
                                                                            FUNDS
                                                                 ----------------------------
                                                                                   CAPITAL
                                                                      BOND      APPRECIATION
                                                                      FUND          FUND
ASSETS                                                           ------------- --------------
Investment in Oppenheimer Variable Account Funds, at
 fair value (note 2):
 Bond Fund (37,053 shares;
   cost -- $437,253)............................................   $ 456,495             --
 Capital Appreciation Fund (85,498 shares;
   cost -- $3,238,301)..........................................          --      3,832,888
 Growth Fund (88,077 shares; cost -- $2,478,265)................          --             --
 High Income Fund (168,523 shares;
   cost -- $1,873,991)..........................................          --             --
 Multiple Strategies Fund (49,753 shares;
   cost -- $770,994)............................................          --             --
Receivable for units sold ......................................      15,535             --
                                                                   ---------      ---------
   TOTAL ASSETS ................................................     472,030      3,832,888
                                                                   ---------      ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................       1,581          4,553
Payable for units withdrawn ....................................          --          1,388
                                                                   ---------      ---------
   TOTAL LIABILITIES ...........................................       1,581          5,941
                                                                   ---------      ---------
Net assets attributable to variable life policyholders .........   $ 470,449      3,826,947
                                                                   =========      =========
Outstanding units: Type I (note 2) .............................      17,239         81,128
                                                                   =========      =========
Net asset value per unit: Type I ...............................   $   23.79          45.42
                                                                   =========      ==========
Outstanding units: Type II (note 2) ............................       2,536          3,128
                                                                   =========      ==========
Net asset value per unit: Type II ..............................   $   23.79          45.42
                                                                   =========      ==========



                                                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                 -----------------------------------------
                                                                                     HIGH        MULTIPLE
                                                                     GROWTH         INCOME      STRATEGIES
                                                                      FUND           FUND          FUND
ASSETS                                                           -------------- -------------- -----------
Investment in Oppenheimer Variable Account Funds, at
 fair value (note 2):
 Bond Fund (37,053 shares;
   cost -- $437,253)............................................           --             --          --
 Capital Appreciation Fund (85,498 shares;
   cost -- $3,238,301)..........................................           --             --          --
 Growth Fund (88,077 shares; cost -- $2,478,265)................   $3,229,796             --          --
 High Income Fund (168,523 shares;
   cost -- $1,873,991)..........................................           --      1,857,122          --
 Multiple Strategies Fund (49,753 shares;
   cost -- $770,994)............................................           --             --     848,291
Receivable for units sold ......................................        2,404             10         398
                                                                    ---------      ---------     -------
   TOTAL ASSETS ................................................    3,232,200      1,857,132     848,689
                                                                    ---------      ---------     -------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................        3,327          2,341       1,668
Payable for units withdrawn ....................................           --            183         964
                                                                    ---------      ---------     -------
   TOTAL LIABILITIES ...........................................        3,327          2,524       2,632
                                                                    ---------      ---------     -------
Net assets attributable to variable life policyholders .........   $3,228,873      1,854,608     846,057
                                                                    =========      =========     =======
Outstanding units: Type I (note 2) .............................   $   59,419         52,371      24,858
                                                                    =========      =========     =======
Net asset value per unit: Type I ...............................   $    51.91          34.23       31.28
                                                                    ==========     ==========    ========
Outstanding units: Type II (note 2) ............................        2,782          1,810       2,190
                                                                    ==========     ==========    ========
Net asset value per unit: Type II ..............................   $    51.91          34.23       31.28
                                                                    ==========     ==========    ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                                  VARIABLE INSURANCE PRODUCTS FUND
                                                                          -------------------------------------------------
                                                                              EQUITY-
                                                                               INCOME           GROWTH          OVERSEAS
                                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
ASSETS                                                                    ---------------   --------------   --------------
Investment in Variable Insurance Products Fund, at fair value (note 2):
 Equity-Income Portfolio (264,330 shares; cost -- $5,666,908)..........     $ 6,719,278               --               --
 Growth Portfolio (174,420 shares; cost -- $6,247,564).................              --        7,826,215               --
 Overseas Porfolio (102,010 shares; cost -- $1,886,189)................              --               --        2,045,301
Receivable for units sold .............................................           1,772            6,427            1,058
                                                                            -----------        ---------        ---------
   TOTAL ASSETS .......................................................       6,721,050        7,832,642        2,046,359
                                                                            -----------        ---------        ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) ........................           7,686            6,389            2,438
Payable for units withdrawn ...........................................             276               --                4
                                                                            -----------        ---------        ---------
   TOTAL LIABILITIES ..................................................           7,962            6,389            2,442
                                                                            -----------        ---------        ---------
Net assets attributable to variable life policyholders ................     $ 6,713,088        7,826,253        2,043,917
                                                                            ===========        =========        =========
Outstanding units: Type I (note 2) ....................................         144,137          129,808           75,355
                                                                            ===========        =========        =========
Net asset value per unit: Type I ......................................     $     44.60            59.48            26.92
                                                                            ===========        ==========       ==========
Outstanding units: Type II (note 2) ...................................           6,380            1,770              571
                                                                            ===========        ==========       ==========
Net asset value per unit: Type II .....................................     $     44.60            59.48            26.92
                                                                            ===========        ==========       ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II


                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 1998



                                                                             VARIABLE INSURANCE           VARIABLE INSURANCE
                                                                              PRODUCTS FUND II            PRODUCTS FUND III
                                                                       ------------------------------ --------------------------
                                                                            ASSET                       GROWTH &      GROWTH
                                                                           MANAGER       CONTRAFUND      INCOME    OPPORTUNITIES
                                                                          PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
ASSETS                                                                 --------------- -------------- ----------- --------------
Investment in Variable Insurance Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio (255,369 shares; cost -- $4,014,285).........   $ 4,637,506             --          --            --
 Contrafund Portfolio (148,371 shares; cost -- $2,959,558)............            --      3,626,193          --            --
Investment in Variable Insurance Product Fund III, at fair value
 (note 2):
 Growth & Income Portfolio (24,728 shares; cost -- $340,986)..........            --             --     399,352            --
 Growth Opportunities Portfolio (12,572 shares; cost --
   $248,910)..........................................................            --             --          --       287,651
Receivable from affiliate ............................................           112             72          86            --
Receivable for units sold ............................................         3,004         10,286      11,319           104
                                                                         -----------      ---------     -------       -------
   TOTAL ASSETS ......................................................     4,640,622      3,636,551     410,757       287,755
                                                                         -----------      ---------     -------       -------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .......................         4,202          4,691       1,353         1,355
Payable for units withdrawn ..........................................            57             --          --            74
                                                                         -----------      ---------     -------       -------
   TOTAL LIABILITIES .................................................         4,259          4,691       1,353         1,429
                                                                         -----------      ---------     -------       -------
Net assets attributable to variable life policyholders ...............   $ 4,636,363      3,631,860     409,404       286,326
                                                                         ===========      =========     =======       =======
Outstanding units: Type I (note 2) ...................................       158,102        119,940      16,824        16,281
                                                                         ===========      =========     =======       =======
Net asset value per unit: Type I .....................................   $     29.09          26.79       15.98         15.26
                                                                         ===========      ==========    ========      ========
Outstanding units: Type II (note 2) ..................................         1,278         15,627       8,796         2,482
                                                                         ===========      ==========    ========      ========
Net asset value per unit: Type II ....................................   $     29.09          26.79       15.98         15.26
                                                                         ===========      ==========    ========      ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                        FEDERATED INVESTORS
                                                          INSURANCE SERIES
                                              ----------------------------------------
                                                 AMERICAN        HIGH
                                                 LEADERS     INCOME BOND     UTILITY
                                                 FUND II       FUND II       FUND II
ASSETS                                        ------------- ------------- ------------
Investments in Federated Investors Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (14,726 shares;
   cost -- $293,767).........................   $ 319,259           --            --
 High Income Bond Fund II (14,827
   shares; cost -- $158,805).................          --      161,908            --
 Utility Fund II (15,821 shares;
   cost -- $200,123).........................          --           --       241,590
Investment in Alger American, at fair value
 (note 2):
 Small Cap Portfolio (26,644 shares;
   cost -- $1,096,285).......................          --           --            --
 Growth Portfolio (34,324 shares;
   cost -- $1,435,416).......................          --           --            --
Investment in PBHG Insurance Series Fund,
 at fair value (note 2):
 PBHG Large Cap Growth Portfolio (5,165
   shares; cost -- $66,000)..................          --           --            --
 PBHG Growth II Portfolio (5,982 shares;
   cost -- $61,050)..........................          --           --            --
Receivable from affiliate ...................          --           --            16
Receivable for units sold ...................          79           --         7,027
                                                ---------      -------       -------
   TOTAL ASSETS .............................     319,338      161,908       248,633
                                                ---------      -------       -------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................       1,324        1,196           715
Payable for units withdrawn .................          --            3            --
                                                ---------      -------       -------
   TOTAL LIABILITIES ........................       1,324        1,199           715
                                                ---------      -------       -------
Net assets attributable to variable life
 policyholders ..............................   $ 318,014      160,709       247,918
                                                =========      =======       =======
Outstanding units: Type I (note 2) ..........      13,408        9,252        11,455
                                                =========      =======       =======
Net asset value per unit: Type I ............   $   17.04        15.62         19.36
                                                =========      ========      ========
Outstanding units: Type II (note 2) .........       5,255        1,037         1,350
                                                =========      ========      ========
Net asset value per unit: Type II ...........   $   17.04        15.62         19.36
                                                =========      ========      ========



                                                                                PBHG INSURANCE
                                                   ALGER AMERICAN FUND           SERIES FUND
                                              ----------------------------- ----------------------
                                                                                PBHG
                                                   SMALL                     LARGE CAP     PBHG
                                                    CAP          GROWTH        GROWTH    GROWTH II
                                                 PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
ASSETS                                        -------------- -------------- ----------- ----------
Investments in Federated Investors Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (14,726 shares;
   cost -- $293,767).........................           --             --          --         --
 High Income Bond Fund II (14,827
   shares; cost -- $158,805).................           --             --          --         --
 Utility Fund II (15,821 shares;
   cost -- $200,123).........................           --             --          --         --
Investment in Alger American, at fair value
 (note 2):
 Small Cap Portfolio (26,644 shares;
   cost -- $1,096,285).......................   $1,171,518             --          --         --
 Growth Portfolio (34,324 shares;
   cost -- $1,435,416).......................           --      1,826,744          --         --
Investment in PBHG Insurance Series Fund,
 at fair value (note 2):
 PBHG Large Cap Growth Portfolio (5,165
   shares; cost -- $66,000)..................           --             --      79,742         --
 PBHG Growth II Portfolio (5,982 shares;
   cost -- $61,050)..........................           --             --          --     69,574
Receivable from affiliate ...................           --             --          --         72
Receivable for units sold ...................          464          2,159          --        432
                                                 ---------      ---------      ------     ------
   TOTAL ASSETS .............................    1,171,982      1,828,903      79,742     70,078
                                                 ---------      ---------      ------     ------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................        2,587          2,397       1,365      1,196
Payable for units withdrawn .................           --             --          22          4
                                                 ---------      ---------      ------     ------
   TOTAL LIABILITIES ........................        2,587          2,397       1,387      1,200
                                                 ---------      ---------      ------     ------
Net assets attributable to variable life
 policyholders ..............................   $1,169,395      1,826,506      78,355     68,878
                                                 =========      =========      ======     ======
Outstanding units: Type I (note 2) ..........       89,097         85,556       4,470      2,779
                                                 =========      =========      ======     ======
Net asset value per unit: Type I ............   $    12.33          19.93       15.26      11.49
                                                 ==========     ==========     =======    =======
Outstanding units: Type II (note 2) .........        5,744          6,090         665      3,215
                                                 ==========     ==========     =======    =======
Net asset value per unit: Type II ...........   $    12.33          19.93       15.26      11.49
                                                 ==========     ==========     =======    =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                           JANUS ASPEN SERIES
                                              ---------------------------------------------
                                                 AGGRESSIVE                     WORLDWIDE
                                                   GROWTH         GROWTH         GROWTH
                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO
ASSETS                                        --------------- -------------- --------------
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (91,976
   shares; cost -- $1,998,064)...............   $ 2,537,613             --             --
 Growth Portfolio (142,379 shares;
   cost -- $2,519,886).......................            --      3,351,607             --
 Worldwide Growth Portfolio (175,533
   shares; cost -- $4,110,001)...............            --             --      5,106,255
 Balanced Portfolio (57,619 shares;
   cost -- $1,021,835).......................            --             --             --
 Flexible Income Portfolio (8,248 shares;
   cost -- $99,389)..........................            --             --             --
 International Growth Portfolio (39,359
   shares; cost -- $803,626).................            --             --             --
 Capital Appreciation Portfolio (11,851
   shares; cost -- $190,191).................            --             --             --
Receivable from affiliate ...................            --            235             --
Receivable for units sold ...................           164          9,645          1,128
                                                -----------      ---------      ---------
   TOTAL ASSETS .............................     2,537,777      3,361,487      5,107,383
                                                -----------      ---------      ---------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................         5,771          3,414          5,187
Payable for units withdrawn .................            --             --          1,971
                                                -----------      ---------      ---------
   TOTAL LIABILITIES ........................         5,771          3,414          7,158
                                                -----------      ---------      ---------
Net assets attributable to variable life
 policyholders ..............................   $ 2,532,006      3,358,073      5,100,225
                                                ===========      =========      =========
Outstanding units: Type I (note 2) ..........        97,529        127,165        189,590
                                                ===========      =========      =========
Net asset value per unit: Type I ............   $    23.12           24.42          24.46
                                                ===========      =========      =========
Outstanding units: Type II (note 2) .........        11,987         10,349         18,923
                                                ===========      =========      =========
Net asset value per unit: Type II ...........   $    23.12           24.42          24.46
                                                ===========      =========      =========



                                                                 JANUS ASPEN SERIES
                                              --------------------------------------------------------
                                                               FLEXIBLE   INTERNATIONAL     CAPITAL
                                                 BALANCED       INCOME        GROWTH      APPRECIATION
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
ASSETS                                        -------------- ----------- --------------- -------------
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (91,976
   shares; cost -- $1,998,064)...............           --          --            --             --
 Growth Portfolio (142,379 shares;
   cost -- $2,519,886).......................           --          --            --             --
 Worldwide Growth Portfolio (175,533
   shares; cost -- $4,110,001)...............           --          --            --             --
 Balanced Portfolio (57,619 shares;
   cost -- $1,021,835).......................   $1,296,421          --            --             --
 Flexible Income Portfolio (8,248 shares;
   cost -- $99,389)..........................           --      99,469            --             --
 International Growth Portfolio (39,359
   shares; cost -- $803,626).................           --          --       837,165             --
 Capital Appreciation Portfolio (11,851
   shares; cost -- $190,191).................           --          --            --        236,316
Receivable from affiliate ...................        1,120          --            13             --
Receivable for units sold ...................       23,638         980         1,436          1,358
                                                 ---------      ------       -------        -------
   TOTAL ASSETS .............................    1,321,179     100,449       838,614        237,674
                                                 ---------     -------       -------        -------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ...................................        1,995       1,186         1,628          5,442
Payable for units withdrawn .................           --          19            --              8
                                                 ---------     -------       -------        -------
   TOTAL LIABILITIES ........................        1,995       1,205         1,628          5,450
                                                 ---------     -------       -------        -------
Net assets attributable to variable life
 policyholders ..............................   $1,319,184      99,244       836,986        232,224
                                                 =========     =======       =======        =======
Outstanding units: Type I (note 2) ..........       53,591       6,812        30,755          8,215
                                                 =========     =======       =======        =======
Net asset value per unit: Type I ............   $    19.85       13.70         16.06          19.74
                                                 ==========    ========      ========       ========
Outstanding units: Type II (note 2) .........       12,867         432        21,361          3,549
                                                 ==========    ========      ========       ========
Net asset value per unit: Type II ...........   $    19.85       13.70         16.06          19.74
                                                 ==========    ========      ========       ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                           GOLDMAN SACHS           SALOMON BROTHERS
                                                                         VARIABLE INSURANCE        VARIABLE SERIES
                                                                             TRUST FUND                  FUND
                                                                     --------------------------   -----------------
                                                                      GROWTH AND      MID CAP
                                                                        INCOME         EQUITY         INVESTORS
                                                                         FUND           FUND             FUND
ASSETS                                                               ------------   -----------   -----------------
Investment in Goldman Sachs Variable Insurance Trust Fund, at fair value (note 2):
 Growth and Income Fund (999 shares; cost -- $9,946)..............     $ 10,441            --              --
 Mid Cap Equity Fund (10,881 shares; cost -- $90,926).............           --        93,247              --
Investment in Salomon Brothers Variable Series Fund, at fair value
 (note 2):
 Investors Fund (138 shares; cost -- $1,472)......................           --            --           1,525
Dividends receivable .............................................           --            --               6
                                                                       --------        ------           -----
   TOTAL ASSETS ..................................................       10,441        93,247           1,531
                                                                       --------        ------           -----
LIABILITIES
Accrued expenses payable to affiliate (note 3) ...................            8            39               1
Payable for units withdrawn ......................................           --            --              --
                                                                       --------        ------           -----
   TOTAL LIABILITIES .............................................            8            39               1
                                                                       --------        ------           -----
Net assets attributable to variable life policyholders ...........     $ 10,433        93,208           1,530
                                                                       ========        ======           =====
Outstanding units: Type I (note 2) ...............................           81            --             126
                                                                       ========        ======           =====
Net asset value per unit: Type I .................................     $   8.89          8.59           12.16
                                                                       ========        ======           =====
Outstanding units: Type II (note 2) ..............................        1,092        10,851              --
                                                                       ========        ======           =====
Net asset value per unit: Type II ................................     $   8.89          8.59           12.16
                                                                       ========        ======           =====

                 See accompanying notes to financial statements

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

                           STATEMENTS OF OPERATIONS


                               DECEMBER 31, 1998



                                                                           GE INVESTMENTS FUNDS, INC.
                                                   --------------------------------------------------------------------------
                                                                    S&P 500                              GOVERNMENT
                                                                     INDEX                               SECURITIES
                                                                     FUND                                   FUND
                                                   -----------------------------------------   ------------------------------
                                                                                                PERIOD ENDED      YEAR ENDED
                                                            YEAR ENDED DECEMBER 31,             DECEMBER 11,     DECEMBER 31,
                                                        1998          1997          1996            1997             1996
                                                   -------------   ---------   -------------   --------------   -------------
Investment income:
 Income -- Dividends ...........................    $  198,642       88,899        751,436             --           31,170
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................        27,391       17,405          9,854          2,085            2,175
                                                    ----------       ------        -------          -----           ------
Net investment income (loss) ...................       171,251       71,494        741,582         (2,085)          28,995
                                                    ----------       ------        -------         ------           ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................       200,588       18,179         65,600          1,254              289
 Unrealized appreciation (depreciation) on
   investments .................................       637,587      504,771       (498,697)        18,064          (28,379)
                                                    ----------      -------       --------         ------          -------
Net realized and unrealized gain (loss) on
 investments ...................................       838,175      522,950       (433,097)        19,318          (28,090)
                                                    ----------      -------       --------         ------          -------
Increase in net assets from operations .........    $1,009,426      594,444        308,485         17,233              905
                                                    ==========      =======       ========         ======          =======


                                                                           GE INVESTMENTS FUNDS, INC.
                                                 -------------------------------------------------------------------------------
                                                              MONEY MARKET                            TOTAL RETURN
                                                                  FUND                                    FUND
                                                 --------------------------------------- ---------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                     1998         1997          1996         1998         1997          1996
                                                 ----------- ------------- ------------- ------------ ------------ -------------
Investment income:
 Income -- Dividends ...........................  $161,959       107,705        97,157      207,758      456,798       846,101
 Expenses -- Mortality and expense risk
   charges (note 3) ............................    21,006        13,717        15,476       26,306       24,218        20,200
                                                  --------       -------        ------      -------      -------       -------
Net investment income (loss) ...................   140,953        93,988        81,681      181,452      432,580       825,901
                                                  --------       -------        ------      -------      -------       -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................       517       298,840      (325,593)     (62,109)     (54,073)       68,427
 Unrealized appreciation (depreciation)
   on investments ..............................      (517)     (300,439)      345,223      423,954      123,159      (708,053)
                                                  --------      --------      --------      -------      -------      --------
Net realized and unrealized gain (loss) on
 investments ...................................        --        (1,599)       19,630      361,845       69,086      (639,626)
                                                  --------      --------      --------      -------      -------      --------
Increase in net assets from operations .........  $140,953        92,389       101,311      543,297      501,666       186,275
                                                  ========      ========      ========      =======      =======      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED



                                                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                             ---------------------------------------------------------------------------
                                                        INTERNATIONAL                           REAL ESTATE
                                                         EQUITY FUND                          SECURITIES FUND
                                             -----------------------------------   -------------------------------------
                                                   YEAR ENDED DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                1998         1997         1996         1998           1997        1996
                                             ---------   -----------   ---------   ------------   -----------   --------
Investment income:
 Income -- Dividends .....................    $ 5,942        8,566       1,884         25,938        20,680      1,678
 Expenses -- Mortality and expense risk
   charges (note 3) ......................        648          399         152          1,889           814         57
                                              -------        -----       -----         ------        ------      -----
Net investment income ....................      5,294        8,167       1,732         24,049        19,866      1,621
                                              -------        -----       -----         ------        ------      -----
Net realized and unrealized (loss) gain on
 investments:
 Net realized gain (loss) ................         93          654         510        (13,410)        2,800        381
 Unrealized appreciation (depreciation) on
   investments ...........................      8,003       (5,290)       (839)       (64,135)       (2,725)     2,468
                                              -------       ------       -----        -------        ------      -----
Net realized and unrealized (loss) gain on
 investments .............................      8,096       (4,636)       (329)       (77,545)           75      2,849
                                              -------       ------       -----        -------        ------      -----
Increase (decrease) in net assets from
 operations ..............................    $13,390        3,531       1,403        (53,496)       19,941      4,470
                                              =======       ======       =====        =======        ======      =====


                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -----------------------------------------------------------
                                                  GLOBAL                         VALUE
                                                  INCOME                        EQUITY
                                                   FUND                          FUND
                                       ----------------------------- -----------------------------
                                                        PERIOD FROM                   PERIOD FROM
                                                         JUNE 18,                      JUNE 17,
                                         YEAR ENDED       1997 TO      YEAR ENDED       1997 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998           1997
                                       -------------- -------------- -------------- --------------
Investment income:
 Income -- Dividends .................     $2,100           461           6,079          115
 Expenses -- Mortality and
   expense risk charges (note 3) .....        354            30             526           17
                                           ------           ---           -----          ---
Net investment income ................      1,746           431           5,553           98
                                           ------           ---           -----          ---
Net realized and unrealized (loss)
 gain on investments:
 Net realized gain (loss) ............      3,656            35            (305)          (9)
 Unrealized appreciation
   (depreciation) on investments......      1,314          (329)         11,219            1
                                           ------          ----          ------          ----
Net realized and unrealized (loss)
 gain on investments .................      4,970          (294)         10,914           (8)
                                           ------          ----          ------          ----
Increase (decrease) in net assets
 from operations .....................     $6,716           137          16,467           90
                                           ======          ====          ======          ====



                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -------------------------------------------
                                                                          U.S.
                                                  INCOME                 EQUITY
                                                   FUND                   FUND
                                       ----------------------------- -------------
                                                        PERIOD FROM    PEROD FROM
                                                       DECEMBER 12,     JUNE 10,
                                         YEAR ENDED       1997 TO       1998 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998
                                       -------------- -------------- -------------
Investment income:
 Income -- Dividends .................    $24,441           992            869
 Expenses -- Mortality and
   expense risk charges (note 3) .....      2,902           116             47
                                           ------           ---            ---
Net investment income ................     21,539           876            822
                                           ------           ---            ---
Net realized and unrealized (loss)
 gain on investments:
 Net realized gain (loss) ............      3,321          (838)           144
 Unrealized appreciation
   (depreciation) on investments......      4,423           523          3,300
                                           ------          ----          -----
Net realized and unrealized (loss)
 gain on investments .................      7,744          (315)         3,444
                                           ------          ----          -----
Increase (decrease) in net assets
 from operations .....................    $29,283           561          4,266
                                           ======          ====          =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                             ------------------------------------------------------------------
                                                       MONEY FUND                         BOND FUND
                                             ------------------------------   ---------------------------------
                                              PERIOD ENDED      YEAR ENDED
                                              DECEMBER 11,     DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                  1997             1996         1998       1997         1996
                                             --------------   -------------   --------   --------   -----------
Investment income:
 Income -- Dividends .....................         $27             224         10,101     17,586       16,705
 Expenses -- Mortality and
   expense risk charges (note 3) .........           4              31          2,597      1,872        1,790
                                                   ---             ---         ------     ------       ------
Net investment income ....................          23             193          7,504     15,714       14,915
                                                   ---             ---         ------     ------       ------
Net realized and unrealized gain on
 investments:
 Net realized gain .......................          --              --          2,899        276          128
 Unrealized appreciation
   (depreciation) on investments .........          --              --         11,167      5,965       (3,916)
                                                   ---             ---         ------     ------       ------
Net realized and unrealized gain
 (loss) on investments ...................          --              --         14,066      6,241       (3,788)
                                                   ---             ---         ------     ------       ------
Increase in net assets from
 operations ..............................         $23             193         21,570     21,955       11,127
                                                   ===             ===         ======     ======       ======


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                             -------------------------------------------------------------------------
                                                   CAPITAL APPRECIATION FUND                    GROWTH FUND
                                             -------------------------------------   ---------------------------------
                                                    YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                1998          1997          1996        1998        1997        1996
                                             ----------   ------------   ---------   ---------   ---------   ---------
Investment income:
 Income -- Dividends .....................    $ 91,445       119,431       99,449     230,257      94,465      72,782
 Expenses -- Mortality and
   expense risk charges (note 3) .........      23,632        19,370       13,659      18,652      13,535       7,950
                                              --------       -------       ------     -------      ------      ------
Net investment income ....................      67,813       100,061       85,790     211,605      80,930      64,832
                                              --------       -------       ------     -------      ------      ------
Net realized and unrealized gain on
 investments:
 Net realized gain .......................      93,644       264,595      128,677      89,327     112,639      59,611
 Unrealized appreciation
   (depreciation) on investments .........     277,402       (89,502)     103,509     270,706     226,521     113,315
                                              --------       -------      -------     -------     -------     -------
Net realized and unrealized gain
 (loss) on investments ...................     371,046       175,093      232,186     360,033     339,160     172,926
                                              --------       -------      -------     -------     -------     -------
Increase in net assets from
 operations ..............................    $438,859       275,154      317,976     571,638     420,090     237,758
                                              ========       =======      =======     =======     =======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                             -------------------------------------------------------------------------
                                                       HIGH INCOME FUND                  MULTIPLE STRATEGIES FUND
                                             ------------------------------------   ----------------------------------
                                                   YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                 1998          1997        1996         1998        1997        1996
                                             ------------   ---------   ---------   -----------   --------   ---------
Investment income:
 Income -- Dividends .....................    $  82,820      105,625      78,385       44,673      45,313     33,554
 Expenses -- Mortality and expense
   risk charges (note 3) .................       12,578        8,770       5,650        5,281       4,459      3,353
                                              ---------      -------      ------       ------      ------     ------
Net investment income ....................       70,242       96,855      72,735       39,392      40,854     30,201
                                              ---------      -------      ------       ------      ------     ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain .......................        3,380       11,476       8,045       10,586      26,553     22,006
 Unrealized appreciation
   (depreciation) on investments .........      (81,675)      28,520      28,139       (5,312)     27,703     14,047
                                              ---------      -------      ------       ------      ------     ------
Net realized and unrealized gain
 (loss) on investments ...................      (78,295)      39,996      36,184        5,274      54,256     36,053
                                              ---------      -------      ------       ------      ------     ------
Increase (decrease) in net assets from
 operations ..............................    $  (8,053)     136,851     108,919       44,666      95,110     66,254
                                              =========      =======     =======       ======      ======     ======


                                                                            VARIABLE INSURANCE PRODUCTS FUND
                                                            ----------------------------------------------------------------
                                                                MONEY MARKET PORTFOLIO            HIGH INCOME PORTFOLIO
                                                            -------------------------------   ------------------------------
                                                             PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                             DECEMBER 11,     DECEMBER 31,     DECEMBER 11,     DECEMBER 31,
                                                                 1997             1996             1997             1996
                                                            --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ....................................       $31,897          17,813            16,812          24,435
 Expenses -- Mortality and expense risk charges
   (note 3) .............................................         1,948           2,449             1,461           1,779
                                                                -------          ------            ------          ------
Net investment income ...................................        29,949          15,364            15,351          22,656
                                                                -------          ------            ------          ------
Net realized and unrealized gain on investments:
 Net realized gain ......................................            --              --            41,295           7,114
 Unrealized appreciation (depreciation) on
   investments ..........................................            --              --           (23,320)          1,632
                                                                -------          ------           -------          ------
Net realized and unrealized gain on investments .........            --              --            17,975           8,746
                                                                -------          ------           -------          ------
Increase in net assets from operations ..................       $29,949          15,364            33,326          31,402
                                                                =======          ======           =======          ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                      VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                                          --------------------------------------------------------------------
                                                              EQUITY-INCOME PORTFOLIO               GROWTH PORTFOLIO
                                                          ------------------------------- ------------------------------------
                                                              YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                              1998       1997      1996       1998        1997        1996
                                                          ----------- --------- --------- ------------ --------- -------------
Investment income:
 Income -- Dividends ....................................  $353,139    339,803    85,939     703,742    135,480      213,091
 Expenses -- Mortality and expense risk
   charges (note 3) .....................................    42,003     30,384    17,180      42,284     30,276       25,014
                                                           --------    -------    ------     -------    -------      -------
Net investment income ...................................   311,136    309,419    68,759     661,458    105,204      188,077
                                                           --------    -------    ------     -------    -------      -------
Net realized and unrealized gain on investments:
 Net realized gain ......................................   235,107    125,398    98,124     728,950    193,439      342,839
 Unrealized appreciation (depreciation)
   on investments .......................................    97,581    539,549   149,934     630,736    566,792     (104,224)
                                                           --------    -------   -------     -------    -------     --------
Net realized and unrealized gain on investments .........   332,688    664,947   248,058   1,359,686    760,231      238,615
                                                           --------    -------   -------   ---------    -------     --------
Increase in net assets from operations ..................  $643,824    974,366   316,817   2,021,144    865,435      426,692
                                                           ========    =======   =======   =========    =======     ========


                                                VARIABLE INSURANCE PRODUCTS FUND   VARIABLE INSURANCE PRODUCTS
                                                          (CONTINUED)                        FUND II
                                               ---------------------------------- ------------------------------
                                                       OVERSEAS PORTFOLIO            ASSET MANAGER PORTFOLIO
                                               ---------------------------------- ------------------------------
                                                    YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                   1998        1997        1996      1998      1997      1996
                                               ----------- ------------ --------- --------- --------- ----------
Investment income:
 Income -- Dividends .........................  $138,226      155,793     36,638   527,602   417,972   183,395
 Expenses -- Mortality and expense risk
   charges (note 3) ..........................    14,004       12,638     11,528    30,684    26,984    19,647
                                                --------      -------     ------   -------   -------   -------
Net investment income (expense) ..............   124,222      143,155     25,110   496,918   390,988   163,748
                                                --------      -------     ------   -------   -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ...........................    98,578       95,087     39,291    58,132    68,861   105,006
 Unrealized appreciation (depreciation)
   on investments ............................    (8,287)     (45,710)   126,664    32,734   222,652    98,064
                                                --------      -------    -------   -------   -------   -------
Net realized and unrealized gain on
 investments .................................    90,291       49,377    165,955    90,866   291,513   203,070
                                                --------      -------    -------   -------   -------   -------
Increase in net assets from operations .......  $214,513      192,532    191,065   587,784   682,501   366,818
                                                ========      =======    =======   =======   =======   =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                               VARIABLE INSURANCE PRODUCTS FUND
                                        II (CONTINUED)                      VARIABLE INSURANCE PRODUCTS FUND III
                               --------------------------------- ----------------------------------------------------------
                                                                                                   GROWTH OPPORTUNITIES
                                     CONTRAFUND PORTFOLIO          GROWTH & INCOME PORTFOLIO            PORTFOLIO
                               --------------------------------- ----------------------------- ----------------------------
                                                                                  PERIOD FROM                  PERIOD FROM
                                                                                    MAY 30,                      MAY 30,
                                                                   YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                    YEAR ENDED DECEMBER 31,       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998       1997       1996         1998           1997           1998           1997
                               ----------- --------- ----------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ......... $122,810     33,739      2,964       337                 --      3,673                --
 Expenses -- Mortality
   and expense risk
   charges (note 3) ..........   18,320     11,153      4,608     1,403                 45      1,223               148
                               --------     ------      -----     -----                 --      -----               ---
Net investment income
 (expense) ...................  104,490     22,586     (1,644)   (1,066)               (45)     2,450              (148)
                               --------     ------     ------    ------                ---      -----              ----
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain ...........  228,313    198,947     14,028     2,566              1,642      3,612               472
 Unrealized appreciation
   (depreciation) on
   investments ...............  398,426    135,687    119,895    59,468             (1,102)    35,308             3,433
                               --------    -------    -------    ------             ------     ------             -----
Net realized and unrealized
 gain on investments .........  626,739    334,634    133,923    62,034                540     38,920             3,905
                               --------    -------    -------    ------             ------     ------             -----
Increase in net assets from
 operations .................. $731,229    357,220    132,279    60,968                495     41,370             3,757
                               ========    =======    =======    ======             ======     ======             =====


                                                            NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                      ----------------------------------------------------------------------------------------
                                                BALANCED                        BOND                         GROWTH
                                                PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                      ----------------------------- ----------------------------- ----------------------------
                                       PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                       DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                           1997           1996           1997           1996           1997           1996
                                      -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ................   $  16,310         41,530        4,664           7,068          11,458        13,580
 Expenses -- Mortality and
   expense risk charges (note 3).....       1,723          1,799          462             581             982         1,005
                                        ---------         ------        -----           -----          ------        ------
Net investment income ...............      14,587         39,731        4,202           6,487          10,476        12,575
                                        ---------         ------        -----           -----          ------        ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ...........      36,568          4,564         (162)             38          37,624         4,264
 Unrealized appreciation
   (depreciation) on investments.....     (14,898)       (28,989)         (48)         (3,678)        (18,849)       (6,024)
                                        ---------        -------        -----          ------         -------        ------
Net realized and unrealized gain
 (loss) on investments ..............      21,670        (24,425)        (210)         (3,640)         18,775        (1,760)
                                        ---------        -------        -----          ------         -------        ------
Increase in net assets from
 operations .........................   $  36,257         15,306        3,992           2,847          29,251        10,815
                                        =========        =======        =====          ======         =======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                              FEDERATED INVESTORS
                                                                               INSURANCE SERIES
                                                   -------------------------------------------------------------------------
                                                                                                          HIGH
                                                                  AMERICAN                               INCOME
                                                                  LEADERS                                 BOND
                                                                  FUND II                               FUND II
                                                   --------------------------------------   --------------------------------
                                                                             PERIOD FROM
                                                                              AUGUST 14,
                                                                               1996 TO
                                                    YEAR ENDED DECEMBER
                                                            31,              DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                       1998        1997          1996           1998        1997      1996
                                                   -----------   --------   -------------   -----------   -------   --------
Investment income:
 Income -- Dividends ...........................     $ 8,939        148            9            4,007      3,619     1,592
 Expenses -- Mortality and expense risk
   charges (note 3) ............................       1,280        113            2              979        656       127
                                                     -------        ---            -            -----      -----     -----
Net investment income ..........................       7,659         35            7            3,028      2,963     1,465
                                                     -------        ---            -            -----      -----     -----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................        (245)       598            4            1,890        836        51
 Unrealized appreciation (depreciation) on
   investments .................................      22,437      3,025           29           (3,246)     5,274     1,038
                                                     -------      -----           --           ------      -----     -----
Net realized and unrealized gain (loss) on
 investments ...................................      22,192      3,623           33           (1,356)     6,110     1,089
                                                     -------      -----           --           ------      -----     -----
Increase in net assets from operations .........     $29,851      3,658           40            1,672      9,073     2,554
                                                     =======      =====           ==           ======      =====     =====


                                                                           FEDERATED INVESTORS
                                                                             INSURANCE SERIES
                                                                     --------------------------------
                                                                                 UTILITY
                                                                                 FUND II
                                                                     --------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                        1998        1997       1996
                                                                     ----------   --------   --------
Investment income:
 Income -- Dividends .............................................    $11,781       4,929     2,283
 Expenses -- Mortality and expense risk charges (note 3) .........      1,381         860       364
                                                                      -------       -----     -----
Net investment income ............................................     10,400       4,069     1,919
                                                                      -------       -----     -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ........................................      5,077       1,782     2,332
 Unrealized appreciation (depreciation) on investments ...........     11,499      25,287       700
                                                                      -------      ------     -----
Net realized and unrealized gain (loss) on investments ...........     16,576      27,069     3,032
                                                                      -------      ------     -----
Increase in net assets from operations ...........................    $26,976      31,138     4,951
                                                                      =======      ======     =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                         ALGER AMERICAN FUND
                                                                 ------------------------------------
                                                                                SMALL
                                                                                 CAP
                                                                              PORTFOLIO
                                                                 ------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                     1998        1997         1996
                                                                 ----------- ------------ -----------
Investment income:
 Income -- Dividends ...........................................  $ 119,910      23,157         502
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................      6,707       5,518       1,659
                                                                  ---------      ------       -----
Net investment income (expense) ................................    113,203      17,639      (1,157)
                                                                  ---------      ------      ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................    (65,245)    109,665       4,156
 Unrealized appreciation (depreciation) on investments .........    102,269     (21,855)     (4,745)
                                                                  ---------     -------      ------
Net realized and unrealized gain (loss) on investments .........     37,024      87,810        (589)
                                                                  ---------     -------      ------
Increase (decrease) in net assets from operations ..............  $ 150,227     105,449      (1,746)
                                                                  =========     =======      ======



                                                                       ALGER AMERICAN FUND
                                                                 -------------------------------
                                                                             GROWTH
                                                                            PORTFOLIO
                                                                 -------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                    1998      1997       1996
                                                                 --------- --------- -----------
Investment income:
 Income -- Dividends ........................................... $159,255    10,016      3,815
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................    8,116     7,350      2,350
                                                                  -------    ------      -----
Net investment income (expense) ................................  151,139     2,666      1,465
                                                                  -------    ------      -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................   60,482   103,893      1,107
 Unrealized appreciation (depreciation) on investments .........  293,124   100,012     (1,956)
                                                                  -------   -------     ------
Net realized and unrealized gain (loss) on investments .........  353,606   203,905       (849)
                                                                  -------   -------     ------
Increase (decrease) in net assets from operations .............. $504,745   206,571        616
                                                                  =======   =======     ======


                                                                                       PBHG INSURANCE
                                                                                        SERIES FUND
                                                                 ----------------------------------------------------------
                                                                             PBHG
                                                                           LARGE CAP                       PBHG
                                                                            GROWTH                      GROWTH II
                                                                           PORTFOLIO                    PORTFOLIO
                                                                 ----------------------------- ----------------------------
                                                                                  PERIOD FROM                  PERIOD FROM
                                                                                    MAY 30,                      MAY 30,
                                                                   YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                      1998           1997           1998           1997
                                                                 -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ...........................................    $    --            --             --             --
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................        327            63            239             43
                                                                    -------            --            ---             --
Net investment income (expense) ................................       (327)          (63)          (239)           (43)
                                                                    -------           ---           ----            ---
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................      3,310           584           (197)            34
 Unrealized appreciation (depreciation) on investments .........     13,650            92          8,666           (142)
                                                                    -------           ---          -----           ----
Net realized and unrealized gain (loss) on investments .........     16,960           676          8,469           (108)
                                                                    -------           ---          -----           ----
Increase (decrease) in net assets from operations ..............    $16,633           613          8,230           (151)
                                                                    =======           ===          =====           ====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                                JANUS ASPEN SERIES
                                                   -----------------------------------------------------------------------------
                                                                  AGGRESSIVE                                GROWTH
                                                               GROWTH PORTFOLIO                            PORTFOLIO
                                                   -----------------------------------------   ---------------------------------
                                                            YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                       1998           1997           1996         1998        1997        1996
                                                   ------------   ------------   -----------   ---------   ---------   ---------
Investment income:
 Income -- Dividends ...........................    $      --             --         9,052      146,566      47,255      21,456
 Expenses -- Mortality and expense risk
   charges (note 3) ............................       13,622         10,376         6,061       16,642      11,319       5,068
                                                    ---------         ------         -----      -------      ------      ------
Net investment income (expense) ................      (13,622)       (10,376)        2,991      129,924      35,936      16,388
                                                    ---------        -------         -----      -------      ------      ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain .............................      171,826        202,593        49,684      115,203      94,811      21,606
 Unrealized appreciation (depreciation) on
   investments .................................      488,613        (21,456)       (6,584)     576,941     155,268      67,602
                                                    ---------        -------        ------      -------     -------      ------
Net realized and unrealized gain on
 investments ...................................      660,439        181,137        43,100      692,144     250,079      89,208
                                                    ---------        -------        ------      -------     -------      ------
Increase in net assets from operations .........    $ 646,817        170,761        46,091      822,068     286,015     105,596
                                                    =========        =======        ======      =======     =======     =======


                                                                             JANUS ASPEN SERIES
                                                                     -----------------------------------
                                                                                  WORLDWIDE
                                                                              GROWTH PORTFOLIO
                                                                     -----------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                         1998         1997        1996
                                                                     -----------   ---------   ---------
Investment income:
 Income -- Dividends .............................................    $153,063       35,818      17,129
 Expenses -- Mortality and expense risk charges (note 3) .........      28,493       16,118       6,046
                                                                      --------       ------      ------
Net investment income (expense) ..................................     124,570       19,700      11,083
                                                                      --------       ------      ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain ...............................................     233,014       89,852     102,324
 Unrealized appreciation (depreciation) on investments ...........     623,292      251,916      66,974
                                                                      --------      -------     -------
Net realized and unrealized gain on investments ..................     856,306      341,768     169,298
                                                                      --------      -------     -------
Increase in net assets from operations ...........................    $980,876      361,468     180,381
                                                                      ========      =======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                   JANUS ASPEN SERIES (CONTINUED)
                                                   --------------------------------------------------------------
                                                                                               FLEXIBLE
                                                               BALANCED                         INCOME
                                                              PORTFOLIO                        PORTFOLIO
                                                   --------------------------------   ---------------------------
                                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                      1998        1997       1996        1998       1997     1996
                                                   ----------   --------   --------   ---------   -------   -----
Investment income:
 Income -- Dividends ...........................    $ 42,674     12,092      3,497      4,495      3,492     541
 Expenses -- Mortality and expense risk
   charges (note 3) ............................       6,290      2,145        931        459        240      34
                                                    --------     ------      -----      -----      -----     ---
Net investment income (expense) ................      36,384      9,947      2,566      4,036      3,252     507
                                                    --------     ------      -----      -----      -----     ---
Net realized and unrealized gain on
 investments:
 Net realized gain .............................      24,529      8,229      2,098      1,687        305      13
 Unrealized appreciation (depreciation) on
   investments .................................     216,533     41,009     14,575        (74)        72      83
                                                    --------     ------     ------      -----      -----     ---
Net realized and unrealized gain on
 investments ...................................     241,062     49,238     16,673      1,613        377      96
                                                    --------     ------     ------      -----      -----     ---
Increase in net assets from operations .........    $277,446     59,185     19,239      5,649      3,629     603
                                                    ========     ======     ======      =====      =====     ===


                                                                       JANUS ASPEN SERIES (CONTINUED)
                                                   -----------------------------------------------------------------------
                                                               INTERNATIONAL                           CAPITAL
                                                                   GROWTH                            APPRECIATION
                                                                 PORTFOLIO                            PORTFOLIO
                                                   --------------------------------------   ------------------------------
                                                                             PERIOD FROM                      PERIOD FROM
                                                                               JULY 9,                          MAY 21,
                                                    YEAR ENDED DECEMBER        1996 TO        YEAR ENDED        1997 TO
                                                            31,             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                      1998        1997          1996             1998             1997
                                                   ----------   --------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ...........................    $12,343       1,716           136              132            27
 Expenses -- Mortality and expense risk
   charges (note 3) ............................      3,678       1,442            40            1,351            34
                                                    -------       -----           ---            -----            --
Net investment income (expense) ................      8,665         274            96           (1,219)           (7)
                                                    -------       -----           ---           ------            --
Net realized and unrealized gain on
 investments:
 Net realized gain .............................     40,482       5,037           152           28,363           106
 Unrealized appreciation (depreciation) on
   investments .................................     16,463      16,037         1,040           45,429           697
                                                    -------      ------         -----           ------           ---

Net realized and unrealized gain on
 investments ...................................     56,945      21,074         1,192           73,792           803
                                                    -------      ------         -----           ------           ---
Increase in net assets from operations .........    $65,610      21,348         1,288           72,573           796
                                                    =======      ======         =====           ======           ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                     STATEMENTS OF OPERATIONS  -- CONTINUED




                                                                            GOLDMAN SACHS             SALOMON BROTHERS
                                                                         VARIABLE INSURANCE           VARIABLE SERIES
                                                                             TRUST FUND                     FUND
                                                                   -------------------------------   -----------------
                                                                     GROWTH AND         MID CAP
                                                                       INCOME           EQUITY           INVESTORS
                                                                        FUND             FUND               FUND
                                                                   --------------   --------------   -----------------
                                                                     PERIOD FROM      PERIOD FROM       PERIOD FROM
                                                                     OCTOBER 1,       AUGUST 28,        DECEMBER 8,
                                                                       1998 TO          1998 TO           1998 TO
                                                                    DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                                                        1998             1998               1998
                                                                   --------------   --------------   -----------------
Investment income:
 Income -- Dividends ...........................................        $ 95               408                6
 Expenses -- Mortality and expense risk charges
   (note 3) ....................................................          19               117                1
                                                                        ----               ---                -
Net investment income ..........................................          76               291                5
                                                                        ----               ---                -
Net realized and unrealized gain (loss) on investments:
 Net realized gain .............................................         120             3,047               --
 Unrealized appreciation (depreciation) on investments .........         496             2,320               53
                                                                        ----             -----               --
Net realized and unrealized gain (loss) on investments .........         616             5,367               53
                                                                        ----             -----               --
Increase in net assets from operations .........................        $692             5,658               58
                                                                        ====             =====               ==

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998



                                                                         GE INVESTMENTS FUNDS, INC.
                                                                  -----------------------------------------
                                                                                   S&P 500
                                                                                    INDEX
                                                                                    FUND
                                                                  -----------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                       1998          1997          1996
                                                                  ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................  $  171,251        71,494       741,582
 Net realized gain (loss) .......................................     200,588        18,179        65,600
 Unrealized appreciation (depreciation) on investments ..........     637,587       504,771      (498,697)
                                                                   ----------       -------      --------
    Increase in net assets from operations ......................   1,009,426       594,444       308,485
                                                                   ----------       -------      --------
From capital transactions:
 Net premiums ...................................................   1,553,985       496,133       308,147
 Loan interest ..................................................        (667)       (2,663)         (455)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --      (146,232)       (1,955)
  Surrenders ....................................................       2,166       (28,437)      (15,204)
  Loans .........................................................     (28,223)      (12,720)      (16,280)
  Cost of insurance and administrative expense (note 3) .........    (453,919)     (235,713)     (158,228)
  Transfer gain (loss) and transfer fees ........................    (111,502)         (793)          109
 Interfund transfers ............................................     (71,575)      954,081       289,390
                                                                   ----------      --------      --------
    Increase (decrease) in net assets from capital
     transactions ...............................................     890,265     1,023,656       405,524
                                                                   ----------     ---------      --------
Increase (decrease) in net assets ...............................   1,899,691     1,618,100       714,009
Net assets at beginning of year .................................   3,407,989     1,789,889     1,075,880
                                                                   ----------     ---------     ---------
Net assets at end of year .......................................  $5,307,680     3,407,989     1,789,889
                                                                   ==========     =========     =========



                                                                   GE INVESTMENTS FUNDS, INC.
                                                                  ----------------------------
                                                                           GOVERNMENT
                                                                           SECURITIES
                                                                              FUND
                                                                  ----------------------------
                                                                   PERIOD ENDED    YEAR ENDED
                                                                   DECEMBER 11,   DECEMBER 31,
                                                                       1997           1996
                                                                  -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................     $(2,085)       28,995
 Net realized gain (loss) .......................................       1,254           289
 Unrealized appreciation (depreciation) on investments ..........      18,064       (28,379)
                                                                       ------       -------
    Increase in net assets from operations ......................      17,233           905
                                                                       ------       -------
From capital transactions:
 Net premiums ...................................................      36,517        37,229
 Loan interest ..................................................         290           878
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --            --
  Surrenders ....................................................     (15,385)       (3,155)
  Loans .........................................................      (4,137)       (2,302)
  Cost of insurance and administrative expense (note 3) .........     (23,090)      (23,586)
  Transfer gain (loss) and transfer fees ........................        (675)          (75)
 Interfund transfers ............................................    (322,397)      (18,963)
                                                                     --------       -------
    Increase (decrease) in net assets from capital
     transactions ...............................................    (328,877)       (9,974)
                                                                     --------       -------
Increase (decrease) in net assets ...............................    (311,644)       (9,069)
Net assets at beginning of year .................................     311,644       320,713
                                                                     --------       -------
Net assets at end of year .......................................     $    --       311,644
                                                                     ========       =======


                                                                  GE INVESTMENTS FUNDS, INC.
                                                        -----------------------------------------------
                                                                         MONEY MARKET
                                                                             FUND
                                                        -----------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                              1998            1997            1996
                                                        --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................  $     140,953         93,988          81,681
 Net realized gain (loss) .............................            517        298,840        (325,593)
 Unrealized appreciation (depreciation) on
  investments .........................................           (517)      (300,439)        345,223
                                                         -------------       --------        --------
    Increase in net assets from operations ............        140,953         92,389         101,311
                                                         -------------       --------        --------
From capital transactions:
 Net premiums .........................................      5,316,844      3,634,434       5,619,954
 Loan interest ........................................          2,567         (3,118)         (1,840)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ......................................         (1,231)       (15,944)         (1,302)
  Surrenders ..........................................       (127,487)       (10,646)         (7,042)
  Loans ...............................................        (92,788)        (5,231)        (59,410)
  Cost of insurance and administrative expense
    (note 3) ..........................................       (379,891)      (284,457)       (257,113)
  Transfer gain (loss) and transfer fees ..............        (24,254)      (233,325)        (28,760)
 Interfund transfers ..................................     (3,025,038)    (3,317,791)     (4,363,145)
                                                         -------------     ----------      ----------
    Increase (decrease) in net assets from capital
     transactions .....................................      1,668,722       (236,078)        901,342
                                                         -------------     ----------      ----------
Increase (decrease) in net assets .....................      1,809,675       (143,689)      1,002,653
Net assets at beginning of year .......................      2,261,916      2,405,605       1,402,952
                                                         -------------     ----------      ----------
Net assets at end of year .............................  $   4,071,591      2,261,916       2,405,605
                                                         =============     ==========      ==========



                                                              GE INVESTMENTS FUNDS, INC.
                                                        ---------------------------------------
                                                                     TOTAL RETURN
                                                                         FUND
                                                        ---------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                            1998         1997          1996
                                                        ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................   $181,452      432,580       825,901
 Net realized gain (loss) .............................    (62,109)     (54,073)       68,427
 Unrealized appreciation (depreciation) on
  investments .........................................    423,954      123,159      (708,053)
                                                           -------      -------      --------
    Increase in net assets from operations ............    543,297      501,666       186,275
                                                           -------      -------      --------
From capital transactions:
 Net premiums .........................................    252,081      169,809       143,160
 Loan interest ........................................       (327)        (299)         (178)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ......................................    (21,333)      (7,452)      (25,232)
  Surrenders ..........................................    (16,053)     (14,564)      (14,027)
  Loans ...............................................     (8,458)      (3,824)       (6,948)
  Cost of insurance and administrative expense
    (note 3) ..........................................   (385,697)    (357,384)     (339,757)
  Transfer gain (loss) and transfer fees ..............     26,522       39,224       125,446
 Interfund transfers ..................................     84,003       (2,809)      124,895
                                                          --------     --------      --------
    Increase (decrease) in net assets from capital
     transactions .....................................    (69,262)    (177,299)        7,359
                                                          --------     --------      --------
Increase (decrease) in net assets .....................    474,035      324,367       193,634
Net assets at beginning of year .......................  3,603,668    3,279,301     3,085,667
                                                         ---------    ---------     ---------
Net assets at end of year ............................. $4,077,703    3,603,668     3,279,301
                                                         =========    =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      GE INVESTMENTS FUNDS, INC.
                                                                              (CONTINUED)
                                                                  -----------------------------------
                                                                             INTERNATIONAL
                                                                              EQUITY FUND
                                                                  -----------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                      1998         1997       1996
                                                                  ------------ ----------- ----------
Increase in net assets
From operations:
 Net investment income ..........................................  $   5,294       8,167      1,732
 Net realized gain (loss) .......................................         93         654        510
 Unrealized appreciation (depreciation) on investments ..........      8,003      (5,290)      (839)
                                                                   ---------      ------      -----
    Increase in net assets from operations ......................     13,390       3,531      1,403
From capital transactions:
 Net premiums ...................................................     27,099      23,197     18,822
 Loan interest ..................................................          1           4          7
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................         --          --         --
  Surrenders ....................................................       (497)       (904)    (1,403)
  Loans .........................................................       (733)       (289)      (229)
  Cost of insurance and administrative expense (note 3) .........    (10,088)     (5,480)    (3,119)
  Transfer gain (loss) and transfer fees ........................        303      (1,837)        86
 Interfund transfers ............................................     10,770      22,059     10,273
                                                                   ---------      ------     ------
    Increase in net assets from capital transactions ............     26,855      36,750     24,437
                                                                   ---------      ------     ------
Increase in net assets ..........................................     40,245      40,281     25,840
Net assets at beginning of period ...............................     75,504      35,223      9,383
                                                                   ---------      ------     ------
Net assets at end of period .....................................  $ 115,749      75,504     35,223
                                                                   =========      ======     ======



                                                                  GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                                  --------------------------------------
                                                                               REAL ESTATE
                                                                             SECURITIES FUND
                                                                  -------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                       1998          1997       1996
                                                                  -------------- ----------- ----------
Increase in net assets
From operations:
 Net investment income ..........................................   $ 24,049        19,866      1,621
 Net realized gain (loss) .......................................    (13,410)        2,800        381
 Unrealized appreciation (depreciation) on investments ..........    (64,135)       (2,725)     2,468
                                                                     -------        ------      -----
    Increase in net assets from operations ......................    (53,496)       19,941      4,470
From capital transactions:
 Net premiums ...................................................    210,779        79,557     15,327
 Loan interest ..................................................           (6)          2         --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................         --            --         --
  Surrenders ....................................................     (3,842)         (692)      (347)
  Loans .........................................................       (660)         (874)        --
  Cost of insurance and administrative expense (note 3) .........    (49,575)      (17,806)    (1,892)
  Transfer gain (loss) and transfer fees ........................       (872)          300        190
 Interfund transfers ............................................     41,309        89,769     12,060
                                                                     ---------     -------     ------
    Increase in net assets from capital transactions ............    197,133       150,256     25,338
                                                                     ---------     -------     ------
Increase in net assets ..........................................    143,637       170,197     29,808
Net assets at beginning of period ...............................    200,409        30,212        404
                                                                     ---------     -------     ------
Net assets at end of period .....................................   $344,046       200,409     30,212
                                                                     =========     =======     ======


                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -----------------------------------------------------------
                                                  GLOBAL                         VALUE
                                                  INCOME                        EQUITY
                                                   FUND                          FUND
                                       ----------------------------- -----------------------------
                                                        PERIOD FROM                   PERIOD FROM
                                                         JUNE 18,                      JUNE 17,
                                         YEAR ENDED       1997 TO      YEAR ENDED       1997 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998           1997
                                       -------------- -------------- -------------- --------------
Increase in net assets
From operations:
 Net investment income ...............    $  1,746          431            5,553           98
 Net realized gain (loss) ............       3,656           35             (305)          (9)
 Unrealized appreciation
  (depreciation) on investments.......       1,314         (329)          11,219            1
                                          --------         -----          ------          ----
    Increase in net assets from
     operations ......................       6,716          137           16,467           90
From capital transactions:
 Net premiums ........................      15,696        1,293          108,124        5,797
 Loan interest .......................          --           --               34            2
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits .....................          --           --               --           --
  Surrenders .........................          --           --           (2,851)          --
  Loans ..............................          --         (243)          (1,112)          --
  Cost of insurance and
    administrative expense
    (note 3) .........................      (4,405)        (373)         (13,611)      (1,002)
  Transfer gain (loss) and
    transfer fees ....................         128           (9)          (3,719)          35
 Interfund transfers .................       8,773        8,418           95,455        8,637
                                          --------        ------         -------       --------
    Increase in net assets from
     capital transactions ............      20,192        9,086          182,320       13,469
                                          --------        ------         -------       --------
Increase in net assets ...............      26,908        9,223          198,787       13,559
Net assets at beginning of period ....       9,223          --            13,559           --
                                          --------        ------         -------       --------
Net assets at end of period ..........    $ 36,131        9,223          212,346       13,559
                                          ========        ======         =======       ========



                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                       -------------------------------------------
                                                                          U.S.
                                                  INCOME                 EQUITY
                                                   FUND                   FUND
                                       ----------------------------- -------------
                                                        PERIOD FROM   PERIOD FROM
                                                       DECEMBER 12,     JUNE 10,
                                         YEAR ENDED       1997 TO       1998 TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1998
                                       -------------- -------------- -------------
Increase in net assets
From operations:
 Net investment income ...............   $  21,539           876            822
 Net realized gain (loss) ............       3,321          (838)           144
 Unrealized appreciation
  (depreciation) on investments.......       4,423           523          3,300
                                            ------          ----          -----
    Increase in net assets from
     operations ......................      29,283           561          4,266
From capital transactions:
 Net premiums ........................      59,967           735         30,322
 Loan interest .......................         (75)           12             --
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits .....................          --            --             --
  Surrenders .........................     (29,103)           --            (80)
  Loans ..............................        (665)           --             --
  Cost of insurance and
    administrative expense
    (note 3) .........................     (32,512)       (1,655)        (2,198)
  Transfer gain (loss) and
    transfer fees ....................        (444)          (30)           172
 Interfund transfers .................      29,042       378,428         18,463
                                           -------       -------         ------
    Increase in net assets from
     capital transactions ............      26,210       377,490         46,679
                                           -------       -------         ------
Increase in net assets ...............      55,493       378,051         50,945
Net assets at beginning of period ....     378,051            --             --
                                           -------       -------         ------
Net assets at end of period ..........   $ 433,544       378,051         50,945
                                           =======       =======         ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      OPPENHEIMER VARIABLE ACCOUNT
                                                                                 FUNDS
                                                                      ----------------------------
                                                                                 MONEY
                                                                                  FUND
                                                                      ----------------------------
                                                                       PERIOD ENDED    YEAR ENDED
                                                                       DECEMBER 11,   DECEMBER 31,
                                                                           1997           1996
                                                                      -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............................................    $    23           193
 Net realized gain ..................................................         --            --
 Unrealized appreciation (depreciation) on investments ..............         --            --
                                                                         -------           ----
    Increase in net assets from operations ..........................         23           193
From capital transactions:
 Net premiums .......................................................        111            --
 Loan interest ......................................................         --            --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ....................................................         --            --
  Surrenders ........................................................         --            --
  Loans .............................................................         --            --
  Cost of insurance and administrative expense (note 3) .............       (205)         (997)
  Transfer gain (loss) and transfer fees ............................         15            (8)
 Transfers (to) from the Guarantee Account ..........................         --            --
 Interfund transfers ................................................       (651)      (10,491)
                                                                         -------       ---------
    Increase (decrease) in net assets from capital transactions .....       (730)      (11,496)
                                                                         -------       ---------
Increase (decrease) in net assets ...................................       (707)      (11,303)
Net assets at beginning of year .....................................        707        12,010
                                                                         -------       ---------
Net assets at end of year ...........................................    $    --           707
                                                                         =======       =========



                                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                      ---------------------------------------
                                                                                       BOND
                                                                                       FUND
                                                                      ---------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                          1998         1997          1996
                                                                      ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............................................   $  7,504       15,714      14,915
 Net realized gain ..................................................      2,899          276         128
 Unrealized appreciation (depreciation) on investments ..............     11,167        5,965      (3,916)
                                                                          ------       ------      -------
    Increase in net assets from operations ..........................     21,570       21,955      11,127
From capital transactions:
 Net premiums .......................................................    164,138       56,837      41,062
 Loan interest ......................................................        (39)         (13)         (2)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ....................................................         --           --          --
  Surrenders ........................................................    (17,769)     (17,569)     (3,478)
  Loans .............................................................     (1,348)      (2,018)         --
  Cost of insurance and administrative expense (note 3) .............    (40,698)     (23,294)    (21,145)
  Transfer gain (loss) and transfer fees ............................        188       (1,279)          6
 Transfers (to) from the Guarantee Account ..........................         --           --          --
 Interfund transfers ................................................     51,994      (12,046)     50,864
                                                                         -------      -------     ---------
    Increase (decrease) in net assets from capital transactions .....    156,466          618      67,307
                                                                         -------      -------     ---------
Increase (decrease) in net assets ...................................    178,036       22,573      78,434
Net assets at beginning of year .....................................    292,413      269,840     191,406
                                                                         -------      -------     ---------
Net assets at end of year ...........................................   $470,449      292,413     269,840
                                                                         =======      =======     =========


                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                            ----------------------------------------
                                                                            CAPITAL
                                                                          APPRECIATION
                                                                              FUND
                                                            ----------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                 1998         1997          1996
                                                            ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ....................................  $   67,813      100,061        85,790
 Net realized gain ........................................      93,644      264,595       128,677
 Unrealized appreciation (depreciation) on investments.....     277,402      (89,502)      103,509
                                                             ----------      -------       -------
    Increase in net assets from operations ................     438,859      275,154       317,976
From capital transactions:
 Net premiums .............................................     826,696      794,773       615,934
 Loan interest ............................................         171          305          (174)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..........................................          --         (313)           --
  Surrenders ..............................................    (139,804)     (41,954)     (128,744)
  Loans ...................................................     (62,192)     (38,517)       (8,425)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (336,566)    (307,499)     (242,592)
  Transfer gain (loss) and transfer fees ..................       2,879       13,531         6,908
 Transfers (to) from the Guarantee Account ................        (257)          --            --
 Interfund transfers ......................................      (1,915)      61,532       270,794
                                                             ----------     --------      --------
    Increase (decrease) in net assets from capital
     transactions .........................................     289,012      481,858       513,701
                                                             ----------     --------      --------
Increase (decrease) in net assets .........................     727,871      757,012       831,677
Net assets at beginning of year ...........................   3,099,076    2,342,064     1,510,387
                                                             ----------    ---------     ---------
Net assets at end of year .................................  $3,826,947    3,099,076     2,342,064
                                                             ==========    =========     =========



                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                            -----------------------------------------
                                                                             GROWTH
                                                                              FUND
                                                            -----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                 1998          1997          1996
                                                            ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ....................................   $ 211,605        80,930        64,832
 Net realized gain ........................................      89,327       112,639        59,611
 Unrealized appreciation (depreciation) on investments.....     270,706       226,521       113,315
                                                                -------       -------       -------
    Increase in net assets from operations ................     571,638       420,090       237,758
From capital transactions:
 Net premiums .............................................     687,713       460,957       310,615
 Loan interest ............................................        (398)         (541)         (155)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..........................................          --            --        (3,934)
  Surrenders ..............................................    (137,732)      (69,141)      (18,216)
  Loans ...................................................     (10,897)      (12,664)      (21,680)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (260,178)     (176,831)     (107,526)
  Transfer gain (loss) and transfer fees ..................         (93)       (4,635)       (1,119)
 Transfers (to) from the Guarantee Account ................          --            --            --
 Interfund transfers ......................................     100,907       180,805       266,465
                                                               --------      --------      --------
    Increase (decrease) in net assets from capital
     transactions .........................................     379,322       377,950       424,450
                                                               --------      --------      --------
Increase (decrease) in net assets .........................     950,960       798,040       662,208
Net assets at beginning of year ...........................   2,277,913     1,479,873       817,665
                                                              ---------     ---------      --------
Net assets at end of year .................................  $3,228,873     2,277,913     1,479,873
                                                              =========     =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                                (CONTINUED)
                                                                 -----------------------------------------
                                                                                   HIGH
                                                                                  INCOME
                                                                                   FUND
                                                                 -----------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                      1998           1997         1996
                                                                 -------------- ------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income .........................................   $   70,242        96,855       72,735
 Net realized gain (loss) ......................................        3,380        11,476        8,045
 Unrealized appreciation (depreciation) on investments .........      (81,675)       28,520       28,139
                                                                   ----------        ------       ------
    Increase (decrease) in net assets from operations ..........       (8,053)      136,851      108,919
                                                                   ----------       -------      -------
From capital transactions:
 Net premiums ..................................................      464,843       359,877      311,435
 Loan interest .................................................         (313)          (10)          16
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ...............................................       (3,028)           --      (18,532)
  Surrenders ...................................................      (91,485)      (19,540)      (7,723)
  Loans ........................................................      (16,569)      (25,149)    (133,614)
  Cost of insurance and administrative expense (note 3) ........     (190,705)     (162,386)         559
  Transfer gain (loss) and transfer fees .......................        2,861           944      111,802
 Interfund transfers ...........................................       46,306       367,417           --
                                                                   ----------      --------     --------
    Increase (decrease) in net assets from capital
     transactions ..............................................      211,910       521,153      263,943
                                                                   ----------      --------     --------
Increase in net assets .........................................      203,857       658,004      372,862
Net assets at beginning of year ................................    1,650,751       992,747      619,885
                                                                   ----------      --------     --------
Net assets at end of year ......................................   $1,854,608     1,650,751      992,747
                                                                   ==========     =========     ========



                                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                              (CONTINUED)
                                                                 -------------------------------------
                                                                               MULTIPLE
                                                                              STRATEGIES
                                                                                 FUND
                                                                 -------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                     1998        1997         1996
                                                                 ----------- ----------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income .........................................  $ 39,392      40,854        30,201
 Net realized gain (loss) ......................................    10,586      26,553        22,006
 Unrealized appreciation (depreciation) on investments .........    (5,312)     27,703        14,047
                                                                    ------      ------        ------
    Increase (decrease) in net assets from operations ..........    44,666      95,110        66,254
                                                                    ------      ------        ------
From capital transactions:
 Net premiums ..................................................   235,155     132,071       122,291
 Loan interest .................................................      (157)       (129)          (18)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ...............................................        --          --       (17,498)
  Surrenders ...................................................    (8,552)    (51,445)     (183,972)
  Loans ........................................................    (9,879)     (4,961)         (729)
  Cost of insurance and administrative expense (note 3) ........   (68,755)    (65,223)      (50,034)
  Transfer gain (loss) and transfer fees .......................      (109)        (84)        6,336
 Interfund transfers ...........................................   (12,778)    (13,534)       87,158
                                                                   -------     -------      --------
    Increase (decrease) in net assets from capital
     transactions ..............................................   134,925      (3,305)      (36,466)
                                                                   -------     -------      --------
Increase in net assets .........................................   179,591      91,805        29,788
Net assets at beginning of year ................................   666,466     574,661       544,873
                                                                   -------     -------      --------
Net assets at end of year ......................................  $846,057     666,466       574,661
                                                                   =======     =======      ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                               VARIABLE INSURANCE PRODUCTS FUND
                                                                  ----------------------------------------------------------
                                                                     MONEY MARKET PORTFOLIO        HIGH INCOME PORTFOLIO
                                                                  ----------------------------- ----------------------------
                                                                   PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                                                       1997           1996           1997           1996
                                                                  -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..........................................   $  29,949         15,364         15,351         22,656
 Net realized gain ..............................................          --             --         41,295          7,114
 Unrealized appreciation (depreciation) on investments ..........          --             --        (23,320)         1,632
                                                                    ----------        ------        -------         ------
Increase in net assets from operations ..........................      29,949         15,364         33,326         31,402
                                                                    ----------        ------        -------         ------
From capital transactions:
 Net premiums ...................................................          --          1,850            208             --
 Loan interest ..................................................         (34)           (14)           (41)           (22)
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --             --             --             --
  Surrenders ....................................................          (2)       (19,871)        (2,471)       (36,177)
  Loans .........................................................      (1,093)        (1,250)        (1,664)        (2,449)
  Cost of insurance and administrative expense (note 3) .........     (18,137)       (30,816)       (16,918)       (30,421)
  Transfer gain (loss) and transfer fees ........................     (15,912)        (5,041)         1,294           (553)
 Interfund transfers ............................................    (310,424)       (89,691)      (226,946)       (34,288)
                                                                    -----------      -------       --------        -------
Increase (decrease) in net assets from capital transactions .....    (345,602)      (144,833)      (246,538)      (103,910)
                                                                    -----------     --------       --------       --------
Increase (decrease) in net assets ...............................    (315,653)      (129,469)      (213,212)       (72,508)
Net assets at beginning of year .................................     315,653        445,122        213,212        285,720
                                                                    -----------     --------       --------       --------
Net assets at end of year .......................................   $      --        315,653             --        213,212
                                                                    ===========     ========       ========       ========


                                                                    VARIABLE INSURANCE PRODUCTS FUND
                                                                ----------------------------------------
                                                                        EQUITY-INCOME PORTFOLIO
                                                                ----------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                     1998         1997          1996
                                                                ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ........................................  $  311,136      309,419        68,759
 Net realized gain ............................................     235,107      125,398        98,124
 Unrealized appreciation (depreciation) on investments ........      97,581      539,549       149,934
                                                                 ----------      -------       -------
Increase in net assets from operations ........................     643,824      974,366       316,817
                                                                 ----------      -------       -------
From capital transactions:
 Net premiums .................................................   1,528,326    1,111,418       923,240
 Loan interest ................................................        (659)         623           (54)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..............................................      (4,313)        (276)      (22,109)
  Surrenders ..................................................    (292,782)     (74,706)     (120,408)
  Loans .......................................................     (48,745)     (43,806)      (12,984)
  Cost of insurance and administrative expense
    (note 3) ..................................................    (625,045)    (475,456)     (336,646)
  Transfer gain (loss) and transfer fees ......................       3,459       21,702        18,395
 Interfund transfers ..........................................     111,431      662,909       643,935
                                                                 ----------    ---------      --------
Increase (decrease) in net assets from capital transactions....     671,672    1,202,408     1,093,369
                                                                 ----------    ---------     ---------
Increase (decrease) in net assets .............................   1,315,496    2,176,774     1,410,186
Net assets at beginning of year ...............................   5,397,592    3,220,818     1,810,632
                                                                 ----------    ---------     ---------
Net assets at end of year .....................................  $6,713,088    5,397,592     3,220,818
                                                                 ==========    =========     =========



                                                                   VARIABLE INSURANCE PRODUCTS FUND
                                                                ---------------------------------------
                                                                           GROWTH PORTFOLIO
                                                                ---------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                    1998         1997          1996
                                                                ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income ........................................  $ 661,458      105,204       188,077
 Net realized gain ............................................    728,950      193,439       342,839
 Unrealized appreciation (depreciation) on investments ........    630,736      566,792      (104,224)
                                                                   -------      -------      --------
Increase in net assets from operations ........................  2,021,144      865,435       426,692
                                                                 ---------      -------      --------
From capital transactions:
 Net premiums .................................................  1,067,020    1,063,353       928,744
 Loan interest ................................................     (3,767)        (786)         (476)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ..............................................     (2,159)     (12,511)      (24,929)
  Surrenders ..................................................   (303,094)    (119,903)     (179,684)
  Loans .......................................................    (67,251)    (102,452)      (72,457)
  Cost of insurance and administrative expense
    (note 3) ..................................................   (550,302)    (468,850)     (419,528)
  Transfer gain (loss) and transfer fees ......................    (32,108)        (321)       34,069
 Interfund transfers ..........................................    735,023      127,136       (78,376)
                                                                 ---------    ---------      --------
Increase (decrease) in net assets from capital transactions....    843,362      485,666       187,363
                                                                 ---------    ---------      --------
Increase (decrease) in net assets .............................  2,864,506    1,351,101       614,055
Net assets at beginning of year ...............................  4,961,747    3,610,646     2,996,591
                                                                 ---------    ---------     ---------
Net assets at end of year ..................................... $7,826,253    4,961,747     3,610,646
                                                                 =========    =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                        VARIABLE INSURANCE
                                                                    PRODUCTS FUND (CONTINUED)
                                                             ----------------------------------------
                                                                        OVERSEAS PORTFOLIO
                                                             ----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                  1998         1997          1996
                                                             ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................  $  124,222      143,155        25,110
 Net realized gain .........................................      98,578       95,087        39,291
 Unrealized appreciation (depreciation) on investments .....      (8,287)     (45,710)      126,664
                                                              ----------      -------       -------
    Increase in net assets from operations .................     214,513      192,532       191,065
                                                              ----------      -------       -------
From capital transactions:
 Net premiums ..............................................     357,948      366,213       455,202
 Loan interest .............................................      (1,149)        (656)          (10)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................          --         (264)       (3,636)
  Surrenders ...............................................     (94,164)     (78,977)      (76,054)
  Loans ....................................................     (10,363)     (29,580)      (29,577)
  Cost of insurance and administrative expense
    (note 3) ...............................................    (172,299)    (181,619)     (199,651)
  Transfer gain (loss) and transfer fees ...................       3,188        2,923         5,668
 Transfers (to) from the Guarantee Account .................          --           --            --
 Interfund transfers .......................................       7,063     (292,022)       (2,943)
                                                              ----------     --------      --------
    Increase (decrease) in net assets from capital
     transactions ..........................................      90,224     (213,982)      148,999
                                                              ----------     --------      --------
Increase (decrease) in net assets ..........................     304,737      (21,450)      340,064
Net assets at beginning of period ..........................   1,739,180    1,760,630     1,420,566
                                                              ----------    ---------     ---------
Net assets at end of period ................................  $2,043,917    1,739,180     1,760,630
                                                              ==========    =========     =========



                                                                        VARIABLE INSURANCE
                                                                         PRODUCTS FUND II
                                                             ----------------------------------------
                                                                     ASSET MANAGER PORTFOLIO
                                                             ----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                  1998          1997         1996
                                                             ------------- ------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................   $496,918       390,988      163,748
 Net realized gain .........................................      58,132        68,861      105,006
 Unrealized appreciation (depreciation) on investments .....      32,734       222,652       98,064
                                                                 -------       -------      -------
    Increase in net assets from operations .................     587,784       682,501      366,818
                                                                 -------       -------      -------
From capital transactions:
 Net premiums ..............................................     513,149       644,004      695,446
 Loan interest .............................................        (263)         (381)         (44)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................      (4,354)           --      (22,120)
  Surrenders ...............................................    (197,464)     (122,367)    (107,389)
  Loans ....................................................     (31,787)      (29,206)          70
  Cost of insurance and administrative expense
    (note 3) ...............................................    (311,542)     (329,030)    (341,676)
  Transfer gain (loss) and transfer fees ...................         689        12,971          (36)
 Transfers (to) from the Guarantee Account .................          --            --           --
 Interfund transfers .......................................     (89,254)      430,161     (462,667)
                                                                --------      --------     --------
    Increase (decrease) in net assets from capital
     transactions ..........................................    (120,826)      606,152     (238,416)
                                                                --------      --------     --------
Increase (decrease) in net assets ..........................     466,958     1,288,653      128,402
Net assets at beginning of period ..........................   4,169,405     2,880,752    2,752,350
                                                               ---------     ---------    ---------
Net assets at end of period ................................  $4,636,363     4,169,405    2,880,752
                                                               =========     =========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998


                                           VARIABLE INSURANCE PRODUCTS FUND II
                                        -----------------------------------------
                                                  CONTRAFUND PORTFOLIO
                                        -----------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                             1998          1997          1996
                                        ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......  $  104,490        22,586        (1,644)
 Net realized gain ....................     228,313       198,947        14,028
 Unrealized appreciation
  (depreciation) on investments .......     398,426       135,687       119,895
                                         ----------       -------       -------
   Increase in net assets from
    operations ........................     731,229       357,220       132,279
                                         ----------       -------       -------
From capital transactions:
 Net premiums .........................     947,585       617,546       331,802
 Loan interest ........................        (583)         (140)          107
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ......................      (3,241)       (5,439)           --
  Surrenders ..........................    (118,374)      (90,538)       (8,625)
  Loans ...............................     (45,386)      (13,250)       (4,921)
  Cost of insurance and adminis-
   trative expense (note 3) ...........    (322,452)     (207,378)      (91,674)
  Transfer gain (loss) and
   transfer fees ......................      26,399        17,537         1,153
 Transfers (to) from the Guarantee
  Account .............................        (102)           --            --
 Interfund transfers ..................     403,462       292,298       398,084
                                         ----------      --------       -------
  Increase (decrease) in net
   assets from capital
   transactions .......................     887,308       610,636       625,926
                                         ----------      --------       -------
Increase (decrease) in net assets .....   1,618,537       967,856       758,205
Net assets at beginning of period .....   2,013,323     1,045,467       287,262
                                         ----------     ---------       -------
Net assets at end of period ...........  $3,631,860     2,013,323     1,045,467
                                         ==========     =========     =========



                                                   VARIABLE INSURANCE PRODUCTS FUND III
                                        ----------------------------------------------------------
                                                                          GROWTH OPPORTUNITIES
                                          GROWTH & INCOME PORTFOLIO            PORTFOLIO
                                        ----------------------------- ----------------------------
                                                         PERIOD FROM                  PERIOD FROM
                                                           MAY 30,                      MAY 30,
                                          YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1998           1997           1998           1997
                                        -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......     $(1,066)          (45)          2,450          (148)
 Net realized gain ....................       2,566         1,642           3,612           472
 Unrealized appreciation
  (depreciation) on investments .......      59,468        (1,102)         35,308         3,433
                                             ------        ------          ------         -----
   Increase in net assets from
    operations ........................      60,968           495          41,370         3,757
                                             ------        ------          ------         -----
From capital transactions:
 Net premiums .........................     202,919         5,448          71,954         6,899
 Loan interest ........................          --            --             (31)           --
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ......................          --            --              --            --
  Surrenders ..........................      (2,976)           --            (448)           --
  Loans ...............................       2,468            --          (6,446)           --
  Cost of insurance and adminis-
   trative expense (note 3) ...........     (31,238)       (1,504)        (24,940)       (1,447)
  Transfer gain (loss) and
   transfer fees ......................       4,369         1,159             976           860
 Transfers (to) from the Guarantee
  Account .............................          --            --              --            --
 Interfund transfers ..................     125,535        41,761         132,314        61,508
                                            -------        ------         -------        ------
  Increase (decrease) in net
   assets from capital
   transactions .......................     301,077        46,864         173,379        67,820
                                            -------        ------         -------        ------
Increase (decrease) in net assets .....     362,045        47,359         214,749        71,577
Net assets at beginning of period .....      47,359            --          71,577            --
                                            -------        ------         -------        ------
Net assets at end of period ...........   $ 409,404        47,359         286,326        71,577
                                            =======        ======         =======        ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                          ----------------------------------------------------------------------------------------
                                               BALANCED PORTFOLIO              BOND PORTFOLIO               GROWTH PORTFOLIO
                                          ----------------------------- ----------------------------- ----------------------------
                                           PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                           DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                               1997           1996           1997           1996           1997           1996
                                          -------------- -------------- -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..................  $    14,587       39,731           4,202          6,487         10,476        12,575
 Net realized gain (loss) ...............       36,568        4,564            (162)            38         37,624         4,264
 Unrealized appreciation
  (depreciation) on investments .........      (14,898)     (28,989)            (48)        (3,678)       (18,849)       (6,024)
                                           -----------      -------           -----         ------        -------        ------
    Increase in net assets from
     operations .........................       36,257       15,306           3,992          2,847         29,251        10,815
                                           -----------      -------           -----         ------        -------        ------
From capital transactions:
 Net premiums ...........................          321           --              --             --            578            30
 Loan interest ..........................          (32)            (7)           --             --           (111)         (118)
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ........................           --      (16,809)             --             --             --            --
  Surrenders ............................      (12,775)      (3,543)            (61)            --         (3,450)           --
  Loans .................................       (1,513)          --              --             --         (1,168)       (4,361)
  Cost of insurance and adminis-
    trative expense (note 3) ............      (11,724)     (16,515)         (1,655)        (3,975)        (6,896)       (8,829)
  Transfer gain (loss) and transfer
    fees ................................         (153)        (143)         (1,438)           (55)         2,241           273
 Interfund transfers ....................     (254,395)     (26,358)        (80,382)       (11,128)      (154,994)      (24,783)
                                           -----------      ---------       -------        -------       --------       -------
  Decrease in net assets from capital
    transactions ........................     (280,271)     (63,375)        (83,536)       (15,158)      (163,800)      (37,788)
                                           -----------      ---------       -------        -------       --------       -------
Decrease in net assets ..................     (244,014)     (48,069)        (79,544)       (12,311)      (134,549)      (26,973)
Net assets at beginning of year .........      244,014      292,083          79,544         91,855        134,549       161,522
                                           -----------      ---------       -------        -------       --------       -------
Net assets at end of year ...............  $        --      244,014              --         79,544             --       134,549
                                           ===========      =========       =======        =======       ========       =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                  FEDERATED INVESTORS INSURANCE SERIES
                                                                  -------------------------------------
                                                                        AMERICAN LEADERS FUND II
                                                                  -------------------------------------
                                                                                           PERIOD FROM
                                                                                            AUGUST 14,
                                                                                             1996 TO
                                                                  YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                                      1998        1997         1996
                                                                  ----------- ----------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..........................................  $   7,659         35          7
 Net realized gain (loss) .......................................       (245)       598          4
 Unrealized appreciation (depreciation) on investments ..........     22,437      3,025         29
                                                                   ---------      -----         ---
    Increase in net assets from operations ......................     29,851      3,658         40
                                                                   ---------      -----         ---
From capital transactions:
 Net premiums ...................................................    161,541     26,104        941
 Loan interest ..................................................         25         --         --
 Transfers (to) from the general account of Life of Virginia:
  Surrenders ....................................................     (6,132)        --         --
  Loans .........................................................     (1,072)        --         --
  Cost of insurance (note 3) ....................................    (31,404)    (3,533)      (101)
  Transfer gain (loss) and transfer fees ........................     (1,069)        46         (1)
 Interfund transfers ............................................    120,045     17,684       1,391
                                                                   ---------     ------       ------
    Increased in net assets from capital transactions ...........    241,934     40,301       2,230
                                                                   ---------     ------       ------
Increase in net assets ..........................................    271,785     43,959       2,270
Net assets at beginning of period ...............................     46,229      2,270         --
                                                                   ---------     ------       ------
Net assets at end of period .....................................  $ 318,014     46,229       2,270
                                                                   =========     ======       ======



                                                                  FEDERATED INVESTORS INSURANCE SERIES
                                                                  ------------------------------------
                                                                       HIGH INCOME BOND FUND II
                                                                  -----------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                      1998        1997        1996
                                                                  ----------- ----------- -----------
Increase (decrease) in net assets
From operations:
 Net investment income ..........................................   $ 3,028       2,963       1,465
 Net realized gain (loss) .......................................     1,890         836          51
 Unrealized appreciation (depreciation) on investments ..........    (3,246)      5,274       1,038
                                                                     ------       -----       -----
    Increase in net assets from operations ......................     1,672       9,073       2,554
                                                                     ------       -----       -----
From capital transactions:
 Net premiums ...................................................    76,550      41,464      18,547
 Loan interest ..................................................        60          --          --
 Transfers (to) from the general account of Life of Virginia:
  Surrenders ....................................................    (3,973)         --          --
  Loans .........................................................    (3,721)     (3,068)         --
  Cost of insurance (note 3) ....................................   (21,339)     (9,342)     (3,746)
  Transfer gain (loss) and transfer fees ........................       (94)        332         362
 Interfund transfers ............................................    16,748      20,749       9,630
                                                                    -------      ------      ------
    Increased in net assets from capital transactions ...........    64,231      50,135      24,793
                                                                    -------      ------      ------
Increase in net assets ..........................................    65,903      59,208      27,347
Net assets at beginning of period ...............................    94,806      35,598       8,251
                                                                    -------      ------      ------
Net assets at end of period .....................................  $160,709      94,806      35,598
                                                                    =======      ======      ======


                                                                     FEDERATED INVESTORS INSURANCE SERIES
                                                                   ----------------------------------------
                                                                               UTILITY FUND II
                                                                   ----------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                       1998           1997          1996
                                                                   ------------   ------------   ----------
Increase (decrease) in net assets
From operations:
 Net investment income .........................................    $  10,400          4,069        1,919
 Net realized gain (loss) ......................................        5,077          1,782        2,332
 Unrealized appreciation (depreciation) on investments .........       11,499         25,287          700
                                                                    ---------         ------        -----
    Increase in net assets from operations .....................       26,976         31,138        4,951
                                                                    ---------         ------        -----
From capital transactions:
 Net premiums ..................................................       81,174         43,641       27,264
 Loan interest .................................................            7             --           --
 Transfers (to) from the general account of Life of Virginia:
  Surrenders ...................................................       (2,124)            --          (60)
  Loans ........................................................         (315)            --           --
  Cost of insurance (note 3) ...................................      (19,854)       (10,455)      (6,249)
  Transfer gain (loss) and transfer fees .......................         (312)          (196)        (372)
 Interfund transfers ...........................................         (910)        11,808          236
                                                                    ---------        -------       ------
    Increase in net assets from capital transactions ...........       57,666         44,798       20,819
                                                                    ---------        -------       ------
Increase in net assets .........................................       84,642         75,936       25,770
Net assets at beginning of period ..............................      163,276         87,340       61,570
                                                                    ---------        -------       ------
Net assets at end of period ....................................    $ 247,918        163,276       87,340
                                                                    =========        =======       ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      ALGER AMERICAN FUND
                                                             --------------------------------------
                                                                      SMALL CAP PORTFOLIO
                                                             --------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                  1998         1997         1996
                                                             ------------- ------------ -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................  $  113,203       17,639      (1,157)
 Net realized gain (loss) ..................................     (65,245)     109,665       4,156
 Unrealized appreciation (depreciation) on investments .....     102,269      (21,855)     (4,745)
                                                              ----------      -------      ------
    Increase (decrease) in net assets from operations ......     150,227      105,449      (1,746)
                                                              ----------      -------      ------
From capital transactions:
 Net premiums ..............................................     367,472      293,677     151,593
 Loan interest .............................................          94        1,571      (3,345)
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................        (743)          --          --
  Surrenders ...............................................     (24,987)      (3,177)     (1,160)
  Loans ....................................................     (29,830)      (3,833)    (13,496)
  Cost of insurance (note 3) ...............................    (108,923)     (88,074)    (37,209)
  Transfer gain (loss) and transfer fees ...................       8,000       22,932       9,170
 Interfund transfers .......................................     (11,610)      69,375     281,412
                                                              ----------      -------     -------
    Increase in net assets from capital transactions .......     199,473      292,471     386,965
                                                              ----------      -------     -------
Increase (decrease) in net assets ..........................     349,700      397,920     385,219
Net assets at beginning of period ..........................     819,695      421,775      36,556
                                                              ----------      -------     -------
Net assets at end of period ................................  $1,169,395      819,695     421,775
                                                              ==========      =======     =======



                                                                       ALGER AMERICAN FUND
                                                             ----------------------------------------
                                                                         GROWTH PORTFOLIO
                                                             ----------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                                  1998         1997          1996
                                                             ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................    $151,139        2,666         1,465
 Net realized gain (loss) ..................................      60,482      103,893         1,107
 Unrealized appreciation (depreciation) on investments .....     293,124      100,012        (1,956)
                                                                 -------      -------        ------
    Increase (decrease) in net assets from operations ......     504,745      206,571           616
                                                                 -------      -------        ------
From capital transactions:
 Net premiums ..............................................     322,362      338,476       180,079
 Loan interest .............................................          79          578            31
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................        (828)          --            --
  Surrenders ...............................................    (132,389)     (17,220)       (1,243)
  Loans ....................................................      10,255       (5,609)         (956)
  Cost of insurance (note 3) ...............................    (130,212)    (109,328)      (34,162)
  Transfer gain (loss) and transfer fees ...................       6,290      (92,300)        6,248
 Interfund transfers .......................................     381,092     (862,640)    1,232,717
                                                                --------     --------     ---------
    Increase in net assets from capital transactions .......     456,649     (748,043)    1,382,714
                                                                --------     --------     ---------
Increase (decrease) in net assets ..........................     961,394     (541,472)    1,383,330
Net assets at beginning of period ..........................     865,112    1,406,584        23,254
                                                                --------    ---------     ---------
Net assets at end of period ................................  $1,826,506      865,112     1,406,584
                                                               =========    =========     =========


                                                                                  PBHG INSURANCE SERIES FUND
                                                                  ----------------------------------------------------------
                                                                   LARGE CAP GROWTH PORTFOLIO       GROWTH II PORTFOLIO
                                                                  ----------------------------- ----------------------------
                                                                                   PERIOD FROM                  PERIOD FROM
                                                                                     MAY 30,                      MAY 30,
                                                                    YEAR ENDED       1997 TO      YEAR ENDED      1997 TO
                                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                       1998           1997           1998           1997
                                                                  -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................    $   (327)          (63)          (239)           (43)
 Net realized gain (loss) .......................................       3,310           584           (197)            34
 Unrealized appreciation (depreciation) on investments ..........      13,650            92          8,666           (142)
                                                                     --------           ---          -----           ----
    Increase (decrease) in net assets from operations ...........      16,633           613          8,230           (151)
                                                                     --------           ---          -----           ----
From capital transactions:
 Net premiums ...................................................      38,098         4,425         19,247         10,354
 Loan interest ..................................................          15            --             --             --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................          --            --             --             --
  Surrenders ....................................................        (949)         (181)          (286)            --
  Loans .........................................................      (6,899)           --             --             --
  Cost of insurance (note 3) ....................................      (9,007)       (1,384)        (8,107)        (1,598)
  Transfer gain (loss) and transfer fees ........................        (239)          401         (1,497)           (24)
 Interfund transfers ............................................      14,195        22,634         30,191         12,519
                                                                     --------        ------         ------         ------
    Increase in net assets from capital transactions ............      35,214        25,895         39,548         21,251
                                                                     --------        ------         ------         ------
Increase (decrease) in net assets ...............................      51,847        26,508         47,778         21,100
Net assets at beginning of period ...............................      26,508            --         21,100             --
                                                                     --------        ------         ------         ------
Net assets at end of period .....................................    $ 78,355        26,508         68,878         21,100
                                                                     ========        ======         ======         ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                       JANUS ASPEN SERIES
                                                                  AGGRESSIVE GROWTH PORTFOLIO
                                                            ----------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                 1998         1997          1996
                                                            ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........................  $  (13,622)     (10,376)        2,991
 Net realized gain ........................................     171,826      202,593        49,684
 Unrealized appreciation (depreciation) on investments.....     488,613      (21,456)       (6,584)
                                                             ----------      -------        ------
    Increase in net assets from operations ................     646,817      170,761        46,091
                                                             ----------      -------        ------
From capital transactions:
 Net premiums .............................................     624,199      525,446       440,252
 Loan interest ............................................         113       (1,809)           50
 Transfers (to) from the general account of Life of
  Virginia: ...............................................
  Death benefits ..........................................        (826)          --          (155)
  Surrenders ..............................................    (129,710)     (39,796)      (55,525)
  Loans ...................................................     (41,049)      (7,351)       (9,797)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (220,183)    (186,650)     (128,435)
  Transfer gain (loss) and transfer fees ..................      18,812       45,321         5,450
 Transfers (to) from the Guarantee Account ................          --           --            --
 Interfund transfers ......................................    (391,359)     436,211       161,707
                                                             ----------     --------      --------
    Increase (decrease) in net assets from capital
     transactions .........................................    (140,003)     771,372       413,547
                                                             ----------     --------      --------
Increase in net assets ....................................     506,814      942,133       459,638
Net assets at beginning of period .........................   2,025,192    1,083,059       623,421
                                                             ----------    ---------      --------
Net assets at end of period ...............................  $2,532,006    2,025,192     1,083,059
                                                             ==========    =========     =========



                                                                       JANUS ASPEN SERIES
                                                                        GROWTH PORTFOLIO
                                                            ----------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                 1998         1997          1996
                                                            ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........................   $ 129,924       35,936        16,388
 Net realized gain ........................................     115,203       94,811        21,606
 Unrealized appreciation (depreciation) on investments.....     576,941      155,268        67,602
                                                                -------      -------        ------
    Increase in net assets from operations ................     822,068      286,015       105,596
                                                                -------      -------       -------
From capital transactions:
 Net premiums .............................................     731,597      531,252       350,437
 Loan interest ............................................         114          514            59
 Transfers (to) from the general account of Life of
  Virginia: ...............................................
  Death benefits ..........................................        (857)          --          (151)
  Surrenders ..............................................    (112,392)     (19,282)      (67,362)
  Loans ...................................................      (5,077)     (17,285)       (5,035)
  Cost of insurance and administrative expense
    (note 3) ..............................................    (247,297)    (173,865)      (88,814)
  Transfer gain (loss) and transfer fees ..................         537        8,623         5,548
 Transfers (to) from the Guarantee Account ................          --           --            --
 Interfund transfers ......................................     208,382      231,416       454,994
                                                               --------     --------       -------
    Increase (decrease) in net assets from capital
     transactions .........................................     575,007      561,373       649,676
                                                               --------     --------       -------
Increase in net assets ....................................   1,397,075      847,388       755,272
Net assets at beginning of period .........................   1,960,998    1,113,610       358,338
                                                              ---------    ---------       -------
Net assets at end of period ...............................  $3,358,073    1,960,998     1,113,610
                                                              =========    =========     =========


                                                                               JANUS ASPEN SERIES
                                                                           WORLDWIDE GROWTH PORTFOLIO
                                                                     ---------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                          1998         1997         1996
                                                                     ------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...................................  $  124,570       19,700       11,083
 Net realized gain .................................................     233,014       89,852      102,324
 Unrealized appreciation (depreciation) on investments .............     623,292      251,916       66,974
                                                                      ----------      -------      -------
    Increase in net assets from operations .........................     980,876      361,468      180,381
                                                                      ----------      -------      -------
From capital transactions:
 Net premiums ......................................................   1,375,973      822,511      381,650
 Loan interest .....................................................        (462)         740          270
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ...................................................      (1,493)          --           --
  Surrenders .......................................................    (169,492)     (35,503)     (40,322)
  Loans ............................................................     (55,021)     (11,414)     (19,483)
  Cost of insurance and administrative expense (note 3) ............    (464,790)    (279,525)    (115,529)
  Transfer gain (loss) and transfer fees ...........................         552        3,261        8,504
 Transfers (to) from the Guarantee Account .........................        (100)          --           --
 Interfund transfers ...............................................     355,363      795,994      610,432
                                                                      ----------     --------     --------
    Increase (decrease) in net assets from capital transactions ....   1,040,530    1,296,064      825,522
                                                                      ----------    ---------     --------
Increase in net assets .............................................   2,021,406    1,657,532    1,005,903
Net assets at beginning of period ..................................   3,078,819    1,421,287      415,384
                                                                      ----------    ---------    ---------
Net assets at end of period ........................................  $5,100,225    3,078,819    1,421,287
                                                                      ==========    =========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                      JANUS ASPEN SERIES (CONTINUED)
                                                                            BALANCED PORTFOLIO
                                                                  ---------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                       1998          1997        1996
                                                                  -------------- ----------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................   $   36,384       9,947        2,566
 Net realized gain ..............................................       24,529       8,229        2,098
 Unrealized appreciation (depreciation) on investments ..........      216,533      41,009       14,575
                                                                    ----------      ------       ------
    Increase in net assets from operations ......................      277,446      59,185       19,239
                                                                    ----------      ------       ------
From capital transactions:
 Net premiums ...................................................      389,374      73,161       19,054
 Loan interest ..................................................          (51)          6           --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................           --          --           --
  Surrenders ....................................................       (8,613)     (6,904)          --
  Loans .........................................................      (17,190)       (577)          --
  Cost of insurance (note 3) ....................................     (100,651)    (31,146)     (11,055)
  Transfer gain (loss) and transfer fees ........................        3,680         305        1,193
 Interfund transfers ............................................      143,125     369,258       63,919
                                                                    ----------     -------      -------
    Increase in net assets from capital transactions ............      409,674     404,103       73,111
                                                                    ----------     -------      -------
Increase in net assets ..........................................      687,120     463,288       92,350
Net assets at beginning of period ...............................      632,064     168,776       76,426
                                                                    ----------     -------      -------
Net assets at end of period .....................................   $1,319,184     632,064      168,776
                                                                    ==========     =======      =======



                                                                    JANUS ASPEN SERIES (CONTINUED)
                                                                      FLEXIBLE INCOME PORTFOLIO
                                                                  ----------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                      1998         1997       1996
                                                                  ------------ ------------ --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................     $4,036        3,252      507
 Net realized gain ..............................................      1,687          305       13
 Unrealized appreciation (depreciation) on investments ..........        (74)          72       83
                                                                       -----        -----      ---
    Increase in net assets from operations ......................      5,649        3,629      603
                                                                       -----        -----      ---
From capital transactions:
 Net premiums ...................................................     44,607       40,176    3,048
 Loan interest ..................................................         --           --       --
 Transfers (to) from the general account of Life of Virginia:
  Death benefits ................................................     (1,195)          --       --
  Surrenders ....................................................       (908)          --       --
  Loans .........................................................         --           --       --
  Cost of insurance (note 3) ....................................    (16,727)     (10,448)    (840)
  Transfer gain (loss) and transfer fees ........................       (213)         271        1
 Interfund transfers ............................................     (2,619)      28,139    6,026
                                                                     -------      -------    -----
    Increase in net assets from capital transactions ............     22,945       58,138    8,235
                                                                     -------      -------    -----
Increase in net assets ..........................................     28,594       61,767    8,838
Net assets at beginning of period ...............................     70,650        8,883       45
                                                                     -------      -------    -----
Net assets at end of period .....................................    $99,244       70,650    8,883
                                                                     =======      =======    =====


                                                                                JANUS ASPEN SERIES (CONTINUED)
                                                             --------------------------------------------------------------------
                                                                                                         CAPITAL APPRECIATION
                                                                 INTERNATIONAL GROWTH PORTFOLIO               PORTFOLIO
                                                             --------------------------------------- ----------------------------
                                                                                        PERIOD FROM                  PERIOD FROM
                                                                                          JULY 9,                      MAY 21,
                                                                                          1996 TO      YEAR ENDED      1997 TO
                                                             YEAR ENDED DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1998        1997          1996           1998           1997
                                                             ----------- ------------ -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........................  $   8,665         274           96          (1,219)          (7)
 Net realized gain .........................................     40,482       5,037          152          28,363          106
 Unrealized appreciation (depreciation) on investments .....     16,463      16,037        1,040          45,429          697
                                                              ---------      ------        -----          ------        -----
    Increase in net assets from operations .................     65,610      21,348        1,288          72,573          796
                                                              ---------      ------        -----          ------        -----
From capital transactions:
 Net premiums ..............................................    375,304     137,587       19,750         106,588        1,504
 Loan interest .............................................          8           7           --             300           --
 Transfers (to) from the general account of Life of
  Virginia:
  Death benefits ...........................................       (645)         --           --              --           --
  Surrenders ...............................................    (19,180)     (3,539)          --            (374)          --
  Loans ....................................................       (432)       (462)          --              --           --
  Cost of insurance (note 3) ...............................    (76,148)    (30,132)      (1,705)        (25,927)      (1,135)
  Transfer gain (loss) and transfer fees ...................      2,743       1,187          (43)         (8,962)           4
 Interfund transfers .......................................    168,918     140,874       34,648          79,406        7,451
                                                              ---------     -------       ------         -------      --------
  Increase in net assets from capital transactions .........    450,568     245,522       52,650         151,031        7,824
                                                              ---------     -------       ------         -------      --------
Increase in net assets .....................................    516,178     266,870       53,938         223,604        8,620
Net assets at beginning of period ..........................    320,808      53,938           --           8,620           --
                                                              ---------     -------       ------         -------      --------
Net assets at end of period ................................  $ 836,986     320,808       53,938         232,224        8,620
                                                              =========     =======       ======         =======      ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                               DECEMBER 31, 1998



                                                                          GOLDMAN SACHS          SALOMON BROTHERS
                                                                       VARIABLE INSURANCE        VARIABLE SERIES
                                                                           TRUST FUND                BROTHERS
                                                                  ----------------------------- -----------------
                                                                    GROWTH AND       MID CAP
                                                                      IMCOME         EQUITY         INVESTORS
                                                                       FUND           FUND             FUND
                                                                  -------------- -------------- -----------------
                                                                    PERIOD FROM    PERIOD FROM     PERIOD FROM
                                                                    OCTOBER 1,     AUGUTST 28,     DECEMBER 8,
                                                                      1998 TO        1998 TO         1998 TO
                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                       1998           1998             1998
                                                                  -------------- -------------- -----------------
Increase in net assets
From operations:
 Net investment income ..........................................    $   76             291               5
 Net realized gain ..............................................       120           3,047              --
 Unrealized appreciation on investments .........................       496           2,320              53
                                                                     -------          -----              --
    Increase in net assets from operations ......................       692           5,658              58
                                                                     -------          -----              --
From capital transactions:
 Net premiums ...................................................     9,253           6,190              --
 Loan interest ..................................................        --              --              --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................        --              --              --
   Surrenders ...................................................        --              --              --
   Loans ........................................................        --              --              --
   Cost of insurance (note 3) ...................................      (294)         (1,091)             --
   Transfer gain (loss) and transfer fees .......................          (2)       (3,036)             --
 Interfund transfers ............................................       784          85,487           1,472
                                                                     --------        ------           -----
    Increase in net assets from capital transactions ............     9,741          87,550           1,472
                                                                     --------        ------           -----
Increase in net assets ..........................................    10,433          93,208           1,530
Net assets at beginning of period ...............................        --              --              --
                                                                     --------        ------           -----
Net assets at end of period .....................................    $10,433         93,208           1,530
                                                                     ========        ======           =====

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1998


(1) DESCRIPTION OF ENTITY

     Life of Virginia Separate Account II (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Company ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
(GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

     In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. All designated portfolios described above are series type mutual funds. There were no amounts issued in either the Strategic Bond or Total Return Funds during 1998.

     In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

     In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

     On December 12, 1997, the Account added the GE Investments Funds, Inc. -- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:



   BEFORE THE SUBSTITUTION                                 AFTER THE SUBSTITUTION
   Shares of Money Market Portfolio -- Variable            Shares of Money Market Fund -- GE Investments
   Insurance Products Fund                                 Funds, Inc.
   Shares of Money Fund -- Oppenheimer Variable            Shares of Money Market Fund -- GE Investments
   Account Funds                                           Funds, Inc.
   Shares of Government Securities Fund -- GE              Shares of Income Fund -- GE Investments Funds,
   Investments Funds, Inc.                                 Inc.
   Shares of Bond Portfolio -- Neuberger & Berman          Shares of Income Fund -- GE Investments Funds,
   Advisers Management Trust                               Inc.
   Shares of High Income Portfolio -- Variable             Shares of High Income Fund -- Oppenheimer
   Insurance Products Fund                                 Variable Account Funds
   Shares of Growth Portfolio -- Neuberger & Berman        Shares of Growth Portfolio Fund -- Variable
   Advisers Management Trust                               Insurance Products Fund
   Shares of Balanced Portfolio -- Neuberger &             Shares of Balanced Portfolio -- Janus Aspen Series
   Berman Advisers Management Trust

     The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(1) DESCRIPTION OF ENTITY -- Continued

     In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     (A) UNIT CLASS

     There are two unit classes included in the Account. Type I units are sold under policy form P1096. Type II units are sold under policy form P1250. Type II unit sales began in the first half of 1998.


     (B) INVESTMENTS

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1998, were:



                                          COST OF        PROCEEDS
                                           SHARES          FROM
FUND/PORTFOLIO                            ACQUIRED      SHARES SOLD
------------------------------------   -------------   ------------
GE Investments Funds, Inc.:
 S&P 500 Index .....................    $ 3,001,928      1,950,617
 Money Market ......................     20,447,560     18,763,023
 Total Return ......................      1,526,036      1,126,013
 International Equity ..............         59,529         26,632
 Real Estate Securities ............        413,138        190,221
 Global Income .....................         77,882         54,911
 Value Equity ......................        233,238         44,064
 Income ............................        143,810         96,065
 U.S. Equity .......................         49,918          2,396
Oppenheimer Variable Account Funds:
 Bond ..............................        254,506        105,950
 Capital Appreciation ..............      1,499,751      1,136,187
 Growth ............................      1,185,556        589,091
 High Income .......................        724,376        437,362
 Multiple Strategies ...............        319,140        138,265
Variable Insurance Products Fund:
 Equity-Income .....................      2,782,789      1,747,261
 Growth ............................      9,144,085      7,631,479
 Overseas ..........................      1,372,610      1,151,585
Variable Insurance Products Fund II:
 Asset Manager .....................      1,141,340        756,012
 Contrafund ........................      3,136,522      2,123,389

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                             COST OF       PROCEEDS
                                             SHARES          FROM
FUND/PORTFOLIO                              ACQUIRED      SHARES SOLD
---------------------------------------   ------------   ------------
Variable Insurance Products Fund III:
 Growth & Income ......................    $  346,986        57,187
 Growth Opportunities .................       263,696        85,715
Federated Insurance Series:
 Utility Fund II ......................       102,720        41,553
 High Income Bond Fund II .............       139,424        70,243
 American Leaders Fund II .............       363,976       113,117
The Alger American Fund:
 Small Cap ............................       799,877       451,283
 Growth ...............................     1,040,147       425,372
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth ................        75,194        38,532
 PBHG Growth II .......................        76,900        35,458
Janus Aspen Series:
 Aggressive Growth ....................     2,561,005     2,643,692
 Growth ...............................     1,411,018       696,272
 Worldwide Growth .....................     2,664,473     1,479,862
 Balanced .............................       663,282       238,577
 Flexible Income ......................       110,072        82,610
 International Growth .................     1,537,601     1,073,024
 Capital Appreciation .................     4,295,560     4,141,652
Goldman Sachs Variable Insurance Trust:
 Growth and Income ....................        10,132           306
 Mid Cap Equity .......................        92,136         4,257
Salomon Brothers Variable Series Fund:
 Investors Fund .......................         1,472            --

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (C) CAPITAL TRANSACTIONS

     The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1998, 1997 and 1996 are as follows:



                                                              GE INVESTMENTS FUNDS, INC.
                                                              --------------------------
                                                                 S&P 500      GOVERMENT
                                                                  INDEX      SECURITIES
                                                                   FUND         FUND
                                                              ------------- ------------
Type I Units:
Units outstanding at December 31, 1995 ......................    41,652         17,289
                                                                 ------         ------
 Net premiums ...............................................    10,935          2,279
 Loan interest ..............................................       (16)            54
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................       (69)            --
   Surrenders ...............................................      (540)          (193)
   Loans ....................................................      (578)          (141)
   Cost of insurance and administrative expenses ............    (5,615)        (1,444)
 Interfund transfers ........................................    10,270         (1,161)
                                                                 ------         ------
Net increase (decrease) in units from capital transactions ..    14,387           (606)
                                                                 ------         ------
Units outstanding at December 31, 1996 ......................    56,039         16,683
                                                                 ------         ------
 Net premiums ...............................................    12,804          1,856
 Loan interest ..............................................       (69)            15
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................    (3,774)            --
   Surrenders ...............................................      (734)          (782)
   Loans ....................................................      (328)          (210)
   Cost of insurance and administrative expenses ............    (6,083)        (1,174)
 Interfund transfers ........................................    24,623        (16,388)
                                                                 ------        -------
Net increase (decrease) in units from capital transactions ..    26,439        (16,683)
                                                                 ------        -------
Units outstanding at December 31, 1997 ......................    82,478             --
                                                                 ------        -------
 Net premiums ...............................................     9,623             --
 Loan interest ..............................................        (7)            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        --             --
   Surrenders ...............................................        23             --
   Loans ....................................................      (301)            --
   Cost of insurance and administrative expenses ............    (4,258)            --
 Transfers (to) from the Guarantee Account ..................        --             --
 Interfund transfers ........................................    (1,774)            --
                                                                 --------      -------
Net increase (decrease) in units from capital transactions ..     3,306             --
                                                                 --------      -------
Units outstanding at December 31, 1998 ......................    85,784             --
                                                                 ========      =======



                                                                      GE INVESTMENTS FUNDS, INC.
                                                              ------------------------------------------
                                                                  MONEY         TOTAL      INTERNATIONAL
                                                                 MARKET        RETURN         EQUITY
                                                                  FUND          FUND           FUND
                                                              ------------ -------------- --------------
Type I Units:
Units outstanding at December 31, 1995 ......................     94,411      129,923           884
                                                                  ------      -------           ---
 Net premiums ...............................................    364,289        5,129         1,663
 Loan interest ..............................................       (119)          (6)            1
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        (84)        (904)           --
   Surrenders ...............................................       (456)        (503)         (124)
   Loans ....................................................     (3,851)        (249)          (20)
   Cost of insurance and administrative expenses ............    (16,666)     (12,173)         (276)
 Interfund transfers ........................................   (282,823)       4,475           908
                                                                --------      ---------       -----
Net increase (decrease) in units from capital transactions ..     60,290       (4,231)        2,152
                                                                --------      ---------       -----
Units outstanding at December 31, 1996 ......................    154,701      125,692         3,036
                                                                --------      ---------       -----
 Net premiums ...............................................    229,013        6,095         1,752
 Loan interest ..............................................       (196)         (11)           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................     (1,005)        (267)           --
   Surrenders ...............................................       (671)        (523)          (68)
   Loans ....................................................       (330)        (137)          (22)
   Cost of insurance and administrative expenses ............    (17,924)     (12,827)         (414)
 Interfund transfers ........................................   (224,564)        (101)        1,666
                                                                --------      ---------       -----
Net increase (decrease) in units from capital transactions ..    (15,677)      (7,771)        2,914
                                                                --------      ---------       -----
Units outstanding at December 31, 1997 ......................    139,024      117,921         5,950
                                                                --------      ---------       -----
 Net premiums ...............................................    112,037        5,873         1,468
 Loan interest ..............................................        153          (10)           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        (73)        (662)           --
   Surrenders ...............................................     (7,598)        (498)          (35)
   Loans ....................................................     (5,530)        (263)          (51)
   Cost of insurance and administrative expenses ............    (16,515)     (11,632)         (660)
 Transfers (to) from the Guarantee Account ..................         --           --            --
 Interfund transfers ........................................   (103,800)        (210)          740
                                                                --------      ---------       -----
Net increase (decrease) in units from capital transactions ..    (21,326)      (7,402)        1,462
                                                                --------      ---------       -----
Units outstanding at December 31, 1998 ......................    117,698      110,519         7,412
                                                                ========      =========       =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                     GE INVESTMENTS FUNDS, INC.
                                                                     -----------------------------------------------------------
                                                                      REAL ESTATE    GLOBAL    VALUE
                                                                       SECURITIES    INCOME    EQUITY     INCOME     U.S. EQUITY
                                                                          FUND        FUND      FUND       FUND         FUND
                                                                     ------------- --------- --------- ------------ ------------
Type I Units:
Units outstanding at December 31, 1995 .............................         35         --        --         --           --
                                                                             --         --        --         --           --
 Net premiums ......................................................      1,148         --        --         --           --
 Loan interest .....................................................         --         --        --         --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --        --         --           --
   Surrenders ......................................................        (26)        --        --         --           --
   Loans ...........................................................         --         --        --         --           --
   Cost of insurance and administrative expenses ...................       (142)        --        --         --           --
 Interfund transfers ...............................................        903         --        --         --           --
                                                                          -----         --        --         --           --
Net increase (decrease) in units from capital transactions .........      1,883         --        --         --           --
                                                                          -----         --        --         --           --
Units outstanding at December 31, 1996 .............................      1,918         --        --         --           --
                                                                          -----         --        --         --           --
 Net premiums ......................................................      4,672        128       444         74           --
 Loan interest .....................................................         --         --        --          1           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --        --         --           --
   Surrenders ......................................................        (41)        --        --         --           --
   Loans ...........................................................        (51)       (24)       --         --           --
   Cost of insurance and administrative expenses ...................     (1,046)       (37)      (77)      (166)          --
 Interfund transfers ...............................................      5,271        829       661     37,858           --
                                                                         ------        ---       ---     -------          --
Net increase (decrease) in units from capital transactions .........      8,805        896     1,028     37,767           --
                                                                         ------        ---     -----     -------          --
Units outstanding at December 31, 1997 .............................     10,723        896     1,028     37,767           --
                                                                         ------        ---     -----     -------          --
 Net premiums ......................................................      8,323      1,593     2,656      5,943           30
 Loan interest .....................................................         --         --         3         (7)          --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --        --         --           --
   Surrenders ......................................................       (201)        --      (211)    (2,891)          --
   Loans ...........................................................        (37)        --       (84)       (66)          --
   Cost of insurance and administrative expenses ...................     (2,557)      (464)     (648)    (3,205)         (22)
 Transfers (to) from the Guarantee Account .........................         --         --        --         --           --
 Interfund transfers ...............................................      1,263        985     2,342      2,659           10
                                                                         ------      -----     -----     --------        ---
Net increase (decrease) in units from capital transactions .........      6,791      2,114     4,058      2,433           18
                                                                         ------      -----     -----     --------        ---
Units outstanding at December 31, 1998 .............................     17,514      3,010     5,086     40,200           18
                                                                         ======      =====     =====     ========        ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                           ---------------------------------------
                                                                                       CAPITAL
                                                             MONEY        BOND       APPRECIATION
                                                              FUND        FUND           FUND
                                                           --------- ------------- ---------------
Type I Units:
Units outstanding at December 31, 1995 ...................     806       9,633         49,118
                                                               ---       -----         --------
 Net premiums ............................................      --       4,046          8,958
 Loan interest ...........................................      --          --             --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................      --          --             --
   Surrenders ............................................      --        (241)          (759)
   Loans .................................................      --        (100)            --
   Cost of insurance and administrative expenses .........     (66)     (1,736)        (4,613)
 Interfund transfers .....................................    (695)      1,453         11,095
                                                              ----      ------         --------
Net increase (decrease) in units from capital
 transactions ............................................    (761)      3,422         14,681
                                                              ----      ------         --------
Units outstanding at December 31, 1996 ...................      45      13,055         63,799
                                                              ----      ------         --------
 Net premiums ............................................       6        (539)        20,919
 Loan interest ...........................................      --          --              8
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................      --          --             (8)
   Surrenders ............................................      --         167         (1,104)
   Loans .................................................      --          19         (1,014)
   Cost of insurance and administrative expenses .........     (12)        221         (8,094)
 Interfund transfers .....................................     (39)        114          1,620
                                                              ----      ------         --------
Net increase (decrease) in units from capital
 transactions ............................................     (45)        (18)        12,327
                                                              ----      ------         --------
Units outstanding at December 31, 1997 ...................      --      13,037         76,126
                                                              ----      ------         --------
 Net premiums ............................................      --       4,915         23,331
 Loan interest ...........................................      --          (2)             5
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................      --          --             --
   Surrenders ............................................      --        (776)        (4,257)
   Loans .................................................      --         (59)        (1,894)
   Cost of insurance and administrative expenses .........      --      (1,448)       (10,077)
 Transfers (to) from the Guarantee Account ...............      --          --             (8)
 Interfund transfers .....................................      --       1,572         (2,098)
                                                              ----      --------      ---------
Net increase (decrease) in units from capital
 transactions ............................................      --       4,202          5,002
                                                              ----      --------      ---------
Units outstanding at December 31, 1998 ...................      --      17,239         81,128
                                                              ====      ========      =========



                                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                           -------------------------------------------
                                                                               HIGH         MULTIPLE
                                                               GROWTH         INCOME       STRATEGIES
                                                                FUND           FUND           FUND
                                                           -------------- -------------- -------------
Type I Units:
Units outstanding at December 31, 1995 ...................    30,329         23,001         24,621
                                                              --------       --------       --------
 Net premiums ............................................    16,813          6,706          5,628
 Loan interest ...........................................        (5)            (3)            (1)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --            (85)          (805)
   Surrenders ............................................    (3,514)          (393)        (8,467)
   Loans .................................................      (230)          (468)           (34)
   Cost of insurance and administrative expenses .........    (6,622)        (2,322)        (2,303)
 Interfund transfers .....................................     7,391          5,754          4,012
                                                              --------       --------       --------
Net increase (decrease) in units from capital
 transactions ............................................    13,833          9,189         (1,970)
                                                              --------       --------       --------
Units outstanding at December 31, 1996 ...................    44,162         32,190         22,651
                                                              --------       --------       --------
 Net premiums ............................................    11,890         10,966          3,690
 Loan interest ...........................................       (14)            --             (4)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --             --             --
   Surrenders ............................................    (1,783)          (595)        (1,437)
   Loans .................................................      (327)          (766)          (139)
   Cost of insurance and administrative expenses .........    (4,561)        (4,949)        (1,822)
 Interfund transfers .....................................     4,663         11,197           (378)
                                                              --------       --------       --------
Net increase (decrease) in units from capital
 transactions ............................................     9,868         15,853            (90)
                                                              --------       --------       --------
Units outstanding at December 31, 1997 ...................    54,030         48,043         22,561
                                                              --------       --------       --------
 Net premiums ............................................    12,058         11,931          5,523
 Loan interest ...........................................        (8)            (9)            (5)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --            (88)            --
   Surrenders ............................................    (2,931)        (2,666)          (277)
   Loans .................................................      (232)          (483)          (320)
   Cost of insurance and administrative expenses .........    (5,205)        (5,457)        (2,167)
 Transfers (to) from the Guarantee Account ...............        --             --             --
 Interfund transfers .....................................     1,707          1,100           (457)
                                                              --------       --------       --------
Net increase (decrease) in units from capital
 transactions ............................................     5,389          4,328          2,297
                                                              --------       --------       --------
Units outstanding at December 31, 1998 ...................    59,419         52,371         24,858
                                                              ========       ========       ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                      VARIABLE INSURANCE PRODUCTS
                                                                                 FUND
                                                                     -----------------------------
                                                                          MONEY          HIGH
                                                                         MARKET         INCOME
                                                                        PORTFOLIO      PORTFOLIO
                                                                     -------------- --------------
Type I Units:
Units outstanding at December 31, 1995 .............................     29,874        12,687
                                                                         -------       --------
 Net premiums ......................................................        127            --
 Loan interest .....................................................         (1)           (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --            --
   Surrenders ......................................................     (1,370)       (1,514)
   Loans ...........................................................        (86)         (103)
   Cost of insurance and administrative expenses ...................     (2,125)       (1,273)
 Interfund transfers ...............................................     (6,185)       (1,435)
                                                                         --------      --------
Net increase (decrease) in units from capital transactions .........     (9,640)       (4,326)
                                                                         --------      --------
Units outstanding at December 31, 1996 .............................     20,234         8,361
                                                                         --------      --------
 Net premiums ......................................................         --             6
 Loan interest .....................................................         (2)           (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --            --
   Surrenders ......................................................         --           (83)
   Loans ...........................................................        (67)          (56)
   Cost of insurance and administrative expenses ...................     (1,113)         (571)
 Interfund transfers ...............................................    (19,052)       (7,656)
                                                                        ---------      --------
Net increase (decrease) in units from capital transactions .........    (20,234)       (8,361)
                                                                        ---------      --------
Units outstanding at December 31, 1997 .............................         --            --
                                                                        ---------      --------
 Net premiums ......................................................         --            --
 Loan interest .....................................................         --            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --            --
   Surrenders ......................................................         --            --
   Loans ...........................................................         --            --
   Cost of insurance and administrative expenses ...................         --            --
 Transfers (to) from the Guarantee Account .........................         --            --
 Interfund transfers ...............................................         --            --
                                                                        ---------      --------
Net increase (decrease) in units from capital transactions .........         --            --
                                                                        ---------      --------
Units outstanding at December 31, 1998 .............................         --            --
                                                                        =========      ========



                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                                     ------------------------------------------
                                                                         EQUITY-
                                                                          INCOME        GROWTH      OVERSEAS
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                     --------------- ----------- --------------
Type I Units:
Units outstanding at December 31, 1995 .............................     64,967         97,450       73,566
                                                                         --------       ------       ------
 Net premiums ......................................................     31,658         34,244       23,922
 Loan interest .....................................................         (2)           (18)          (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................       (758)          (919)        (191)
   Surrenders ......................................................     (4,129)        (6,625)      (3,997)
   Loans ...........................................................       (445)        (2,672)      (1,554)
   Cost of insurance and administrative expenses ...................    (11,544)       (15,468)     (10,492)
 Interfund transfers ...............................................     22,081         (2,890)        (155)
                                                                        ---------      -------      ---------
Net increase (decrease) in units from capital transactions .........     36,861          5,652        7,532
                                                                        ---------      -------      ---------
Units outstanding at December 31, 1996 .............................    101,828        103,102       81,098
                                                                        ---------      -------      ---------
 Net premiums ......................................................     30,443         27,236       14,830
 Loan interest .....................................................         17            (20)         (27)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         (8)          (320)         (11)
   Surrenders ......................................................     (2,046)        (3,071)      (3,198)
   Loans ...........................................................     (1,200)        (2,624)      (1,198)
   Cost of insurance and administrative expenses ...................    (13,023)       (12,010)      (7,354)
 Interfund transfers ...............................................     18,157          3,258      (11,825)
                                                                        ---------      -------      ---------
Net increase (decrease) in units from capital transactions .........     32,340         12,449       (8,783)
                                                                        ---------      -------      ---------
Units outstanding at December 31, 1997 .............................    134,168        115,551       72,315
                                                                        ---------      -------      ---------
 Net premiums ......................................................     33,122         17,733       14,458
 Loan interest .....................................................        (16)           (69)         (49)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................       (107)           (39)          --
   Surrenders ......................................................     (7,257)        (5,525)      (3,976)
   Loans ...........................................................     (1,208)        (1,226)        (438)
   Cost of insurance and administrative expenses ...................    (15,042)        (9,854)      (7,205)
 Transfers (to) from the Guarantee Account .........................         --             --           --
 Interfund transfers ...............................................        477         13,237          250
                                                                        ---------      -------      ---------
Net increase (decrease) in units from capital transactions .........      9,969         14,257        3,040
                                                                        ---------      -------      ---------
Units outstanding at December 31, 1998 .............................    144,137        129,808       75,355
                                                                        =========      =======      =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                                                    ADVISERS
                                                           VARIABLE INSURANCE            VARIABLE INSURANCE        MANAGEMENT
                                                            PRODUCTS FUND II              PRODUCTS FUND III          TRUST
                                                     ------------------------------- --------------------------- -------------
                                                          ASSET                        GROWTH &       GROWTH
                                                         MANAGER        CONTRAFUND      INCOME    OPPORTUNITIES     BALANCED
                                                        PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                     --------------- --------------- ----------- --------------- -------------
Type I Units:
Units outstanding at December 31, 1995 .............    147,342          20,548             --           --         18,119
                                                        ---------        --------           --           --         -------
 Net premiums ......................................     34,545          22,057             --           --             --
 Loan interest .....................................           (2)            7             --           --             --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................     (1,099)             --             --           --             --
   Surrenders ......................................     (5,334)           (573)            --           --             --
   Loans ...........................................          3            (327)            --           --             --
   Cost of insurance and administrative
    expenses .......................................    (16,972)         (6,094)            --           --         (1,013)
 Interfund transfers ...............................    (22,982)         26,464             --           --         (2,836)
                                                        ---------        --------           --           --         -------
Net increase (decrease) in units from capital
 transactions ......................................    (11,841)         41,534             --           --         (3,849)
                                                        ---------        --------           --           --         -------
Units outstanding at December 31, 1996 .............    135,501          62,082             --           --         14,270
                                                        ---------        --------           --           --         -------
 Net premiums ......................................     30,613          36,387            454          598             17
 Loan interest .....................................        (18)             (8)            --           --             (2)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................         --            (320)            --           --             --
   Surrenders ......................................     (5,817)         (5,335)            --           --           (651)
   Loans ...........................................     (1,388)           (781)            --           --            (77)
   Cost of insurance and administrative
    expenses .......................................    (15,641)        (12,219)          (125)        (125)          (597)
 Interfund transfers ...............................     20,449          17,222          3,484        5,332        (12,960)
                                                        ---------       ---------        -----        -----        ---------
Net increase (decrease) in units from capital
 transactions ......................................     28,198          34,946          3,813        5,805        (14,270)
                                                        ---------       ---------        -----        -----        ---------
Units outstanding at December 31, 1997 .............    163,699          97,028          3,813        5,805             --
                                                        ---------       ---------        -----        -----        ---------
 Net premiums ......................................     16,997          30,522          8,879        2,947             --
 Loan interest .....................................         (9)            (26)            --           (2)            --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................       (155)           (144)            --           --             --
   Surrenders ......................................     (7,043)         (5,242)          (219)          (3)            --
   Loans ...........................................     (1,134)         (1,902)           (19)        (483)            --
   Cost of insurance and administrative
    expenses .......................................    (11,046)        (13,480)        (1,697)      (1,664)            --
 Transfers (to) from the Guarantee Account .........         --              (5)            --           --             --
 Interfund transfers ...............................     (3,207)         13,189          6,067        9,681             --
                                                        ---------       ---------       ------       --------      ---------
Net increase (decrease) in units from capital
 transactions ......................................     (5,597)         22,912         13,011       10,476             --
                                                        ---------       ---------       ------       --------      ---------
Units outstanding at December 31, 1998 .............    158,102         119,940         16,824       16,281             --
                                                        =========       =========       ======       ========      =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                            FEDERATED INVESTORS
                                                      ADVISERS MANAGEMENT TRUST               INSURANCE SERIES
                                                     ---------------------------- ----------------------------------------
                                                                                    AMERICAN
                                                          BOND          GROWTH       LEADERS    HIGH INCOME     UTILITY
                                                        PORTFOLIO     PORTFOLIO      FUND II      FUND II       FUND II
                                                     -------------- ------------- ------------ ------------- -------------
Type I Units:
Units outstanding at December 31, 1995 .............     7,610         11,178           --            691        5,014
                                                         -------       ------           ---           ---        -----
 Net premiums ......................................        --             --           86          1,470        1,811
 Loan interest .....................................        (4)            --           --             --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................        --           (687)          --             --           --
   Surrenders ......................................        --           (145)          --             --           (4)
   Loans ...........................................      (143)            --           --             --           --
   Cost of insurance and administrative
    expenses .......................................      (290)          (676)          (9)          (297)        (415)
 Interfund transfers ...............................      (815)        (1,078)         128            763           16
                                                         -------       ------          -----        -----        -------
Net increase (decrease) in units from capital
 transactions ......................................    (1,252)        (2,586)         205          1,936        1,408
                                                        --------       ------          -----        -----        -------
Units outstanding at December 31, 1996 .............     6,358          8,592          205          2,627        6,422
                                                        --------       ------          -----        -----        -------
 Net premiums ......................................        --             30        1,922          2,964        3,027
 Loan interest .....................................        --             (6)          --             --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................        --             --           --             --           --
   Surrenders ......................................        (5)          (179)          --             --           --
   Loans ...........................................        --            (60)          --           (219)          --
   Cost of insurance and administrative
    expenses .......................................      (128)          (357)        (260)          (668)        (725)
 Interfund transfers ...............................    (6,225)        (8,020)       1,302          1,484          819
                                                        --------       --------      -------        -----        -------
Net increase (decrease) in units from capital
 transactions ......................................    (6,358)        (8,592)       2,964          3,561        3,121
                                                        --------       --------      -------        -----        -------
Units outstanding at December 31, 1997 .............        --             --        3,169          6,188        9,543
                                                        --------       --------      -------        -----        -------
 Net premiums ......................................        --             --        6,297          3,841        3,173
 Loan interest .....................................        --             --            2              4           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..................................        --             --           --             --           --
   Surrenders ......................................        --             --         (394)          (254)        (121)
   Loans ...........................................        --             --          (69)          (238)         (18)
   Cost of insurance and administrative
    expenses .......................................        --             --       (1,728)        (1,274)      (1,035)
 Transfers (to) from the Guarantee Account .........        --             --           --             --           --
 Interfund transfers ...............................        --             --        6,131            985          (87)
                                                        --------       --------     --------       ------       --------
Net increase (decrease) in units from capital
 transactions ......................................        --             --       10,239          3,064        1,912
                                                        --------       --------     --------       ------       --------
Units outstanding at December 31, 1998 .............        --             --       13,408          9,252       11,455
                                                        ========       ========     ========       ======       ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                       PBHG INSURANCE
                                                             ALGER AMERICAN FUND         SERIES FUND
                                                           ----------------------- -----------------------
                                                                                    LARGE CAP
                                                            SMALL CAP     GROWTH      GROWTH    GROWTH II
                                                            PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                           ----------- ----------- ----------- -----------
Type I Units:
Units outstanding at December 31, 1995 ...................     3,893       2,410         --          --
                                                               -----       -----         --          --
 Net premiums ............................................    15,849      16,630         --          --
 Loan interest ...........................................      (350)          3         --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          --         --          --
   Surrenders ............................................      (121)       (115)        --          --
   Loans .................................................    (1,411)        (88)        --          --
   Cost of insurance and administrative expenses .........    (3,890)     (3,155)        --          --
 Interfund transfers .....................................    29,422     113,835         --          --
                                                              ------     -------         --          --
Net increase (decrease) in units from capital
 transactions ............................................    39,499     127,110         --          --
                                                              ------     -------         --          --
Units outstanding at December 31, 1996 ...................    43,392     129,520         --          --
                                                              ------     -------         --          --
 Net premiums ............................................    35,801      33,924        391         960
 Loan interest ...........................................       192          58         --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          --         --          --
   Surrenders ............................................      (387)     (1,726)       (16)         --
   Loans .................................................      (467)       (562)        --          --
   Cost of insurance and administrative expenses .........   (10,737)    (10,957)      (122)       (148)
 Interfund transfers .....................................     8,457     (86,458)     2,001       1,160
                                                             -------     -------      -----       -----
Net increase (decrease) in units from capital
 transactions ............................................    32,859     (65,721)     2,254       1,972
                                                             -------     -------      -----       -----
Units outstanding at December 31, 1997 ...................    76,251      63,799      2,254       1,972
                                                             -------     -------      -----       -----
 Net premiums ............................................    32,605      17,385      2,279       1,203
 Loan interest ...........................................         9           5          1          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................       (72)        (53)        --          --
   Surrenders ............................................    (2,415)     (8,436)       (57)        (16)
   Loans .................................................    (2,883)        653       (569)         --
   Cost of insurance and administrative expenses .........   (10,216)     (7,880)      (608)       (565)
 Transfers (to) from the Guarantee Account ...............        --          --         --          --
 Interfund transfers .....................................    (4,182)     20,083      1,170         185
                                                             -------     -------      -----       -----
Net increase (decrease) in units from capital
 transactions ............................................    12,846      21,757      2,216         807
                                                             -------     -------      -----       -----
Units outstanding at December 31, 1998 ...................    89,097      85,556      4,470       2,779
                                                             =======     =======      =====       =====



                                                              JANUS ASPEN SERIES
                                                           ------------------------
                                                            AGGRESIVE
                                                              GROWTH      GROWTH
                                                            PORTFOLIO    PORTFOLIO
                                                           ----------- ------------
Type I Units:
Units outstanding at December 31, 1995 ...................    43,113       28,327
                                                              ------       ------
 Net premiums ............................................     7,091       50,232
 Loan interest ...........................................        --            6
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          (18)
   Surrenders ............................................        --       (6,335)
   Loans .................................................        --       (1,118)
   Cost of insurance and administrative expenses .........    (4,114)     (14,654)
 Interfund transfers .....................................    23,785       18,450
                                                              ------      -------
Net increase (decrease) in units from capital
 transactions ............................................    26,762       46,563
                                                              ------      -------
Units outstanding at December 31, 1996 ...................    69,875       74,890
                                                              ------      -------
 Net premiums ............................................    33,956       31,979
 Loan interest ...........................................      (117)          31
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --           --
   Surrenders ............................................    (2,572)      (1,161)
   Loans .................................................      (475)      (1,040)
   Cost of insurance and administrative expenses .........   (12,062)     (10,466)
 Interfund transfers .....................................    28,188       13,930
                                                             -------      -------
Net increase (decrease) in units from capital
 transactions ............................................    46,918       33,273
                                                             -------      -------
Units outstanding at December 31, 1997 ...................   116,793      108,163
                                                             -------      -------
 Net premiums ............................................    24,642       27,838
 Loan interest ...........................................         6            6
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................       (43)         (45)
   Surrenders ............................................    (6,780)      (5,890)
   Loans .................................................    (2,146)        (267)
   Cost of insurance and administrative expenses .........   (10,966)     (12,198)
 Transfers (to) from the Guarantee Account ...............        --           --
 Interfund transfers .....................................   (23,977)       9,558
                                                             -------      -------
Net increase (decrease) in units from capital
 transactions ............................................   (19,264)      19,002
                                                             -------      -------
Units outstanding at December 31, 1998 ...................    97,529      127,165
                                                             =======      =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


                                                               JANUS ASPEN SERIES
                                     -----------------------------------------------------------------------
                                                                    FLEXIBLE   INTERNATIONAL      CAPITAL
                                       WORLD WIDE      BALANCED      INCOME        GROWTH      APPRECIATION
                                        PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO
                                     -------------- ------------- ----------- --------------- --------------
Type I Units:
Units outstanding at
 December 31, 1995 .................     33,799         7,183             4            --             --
                                         ------         -----             -            --             --
 Net premiums ......................     30,707         3,070           287         1,725             --
 Loan interest .....................          5             2            --            --             --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        (13)           --            --            --             --
  Surrenders .......................     (5,903)         (324)           --            --             --
  Loans ............................       (441)         (157)           --            --             --
  Cost of insurance and
    administrative expenses.........     (7,782)         (929)          (79)         (149)            --
 Interfund transfers ...............     39,868         4,910           568         3,026             --
                                         ------         -----           ---         -----             --
Net increase (decrease) in units
 from capital transactions .........     56,441         6,572           776         4,602             --
                                         ------         -----           ---         -----             --
Units outstanding at
 December 31, 1996 .................     90,240        13,755           780         4,602             --
                                         ------        ------           ---         -----             --
 Net premiums ......................     45,089         5,204         3,339        10,507            131
 Loan interest .....................         41            --            --             1             --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................         --            --            --            --             --
  Surrenders .......................     (1,946)         (491)           --          (270)            --
  Loans ............................       (626)          (41)           --           (35)            --
  Cost of insurance and
    administrative expenses.........    (15,323)       (2,215)         (868)       (2,301)           (99)
 Interfund transfers ...............     43,635        26,265         2,338        10,760            652
                                        -------        ------         -----        ------            ---
Net increase (decrease) in units
 from capital transactions .........     70,870        28,722         4,809        18,662            684
                                        -------        ------         -----        ------            ---
Units outstanding at
 December 31, 1997 .................    161,110        42,477         5,589        23,264            684
                                        -------        ------         -----        ------            ---
 Net premiums ......................     47,797        12,861         2,801         8,858          4,038
 Loan interest .....................        (21)           (3)           --            --             22
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        (68)           --           (84)          (39)            --
  Surrenders .......................     (7,737)         (520)          (64)       (1,149)           (27)
  Loans ............................     (2,519)       (1,038)           --           (26)            --
  Cost of insurance and
    administrative expenses.........    (20,085)       (5,313)       (1,139)       (3,657)        (1,554)
 Transfers (to) from the
  Guarantee Account ................         (5)           --            --            --             --
 Interfund transfers ...............     11,118         5,127          (291)        3,504          5,052
                                        ---------      --------      ------        ------         ------
Net increase (decrease) in units
 from capital transactions .........     28,480        11,114         1,223         7,491          7,531
                                        ---------      --------      ------        ------         ------
Units outstanding at
 December 31, 1998 .................    189,590        53,591         6,812        30,755          8,215
                                        =========      ========      ======        ======         ======



                                      GOLDMAN SACHS       SALOMON
                                         VARIABLE        BROTHERS
                                        INSURANCE     VARIABLE SERIES
                                        TRUST FUND         FUND
                                     --------------- ----------------
                                          GROWTH
                                        AND INCOME       INVESTORS
                                           FUND            FUND
                                     --------------- ----------------
Type I Units:
Units outstanding at
 December 31, 1995 .................        --               --
                                            --               --
 Net premiums ......................        --               --
 Loan interest .....................        --               --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        --               --
  Surrenders .......................        --               --
  Loans ............................        --               --
  Cost of insurance and
    administrative expenses.........        --               --
 Interfund transfers ...............        --               --
                                            --               --
Net increase (decrease) in units
 from capital transactions .........        --               --
                                            --               --
Units outstanding at
 December 31, 1996 .................        --               --
                                            --               --
 Net premiums ......................        --               --
 Loan interest .....................        --               --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        --               --
  Surrenders .......................        --               --
  Loans ............................        --               --
  Cost of insurance and
    administrative expenses.........        --               --
 Interfund transfers ...............        --               --
                                            --               --
Net increase (decrease) in units
 from capital transactions .........        --               --
                                            --               --
Units outstanding at
 December 31, 1997 .................        --               --
                                            --               --
 Net premiums ......................        --               --
 Loan interest .....................        --               --
 Transfers (to) from the
  general account of Life of
  Virginia:
  Death benefits ...................        --               --
  Surrenders .......................        --               --
  Loans ............................        --               --
  Cost of insurance and
    administrative expenses.........       (13)              --
 Transfers (to) from the
  Guarantee Account ................        --               --
 Interfund transfers ...............        94              126
                                           ---              ---
Net increase (decrease) in units
 from capital transactions .........        81              126
                                           ---              ---
Units outstanding at
 December 31, 1998 .................        81              126
                                           ===              ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            GE INVESTMENTS FUNDS, INC.
                                                           -------------------------------------------------------------
                                                             S&P 500     GOVERMENT      MONEY      TOTAL   INTERNATIONAL
                                                              INDEX     SECURITIES     MARKET     RETURN      EQUITY
                                                               FUND        FUND         FUND       FUND        FUND
                                                           ----------- ------------ ------------ -------- --------------
Type II Units:
Units outstanding at December 31, 1997 ...................        --          --            --       --          --
                                                                  --      ------            --       --          --
 Net premiums ............................................    14,211          --       203,673    1,858         444
 Loan interest ...........................................        --          --            --       --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................        --          --            --       --          --
   Surrenders ............................................        --          --            --       --          --
   Loans .................................................        --          --            --       --          --
   Cost of insurance and administrative expenses .........    (1,193)         --        (6,092)    (323)        (44)
 Interfund transfers .....................................     2,066          --       (76,055)   2,682           9
                                                              ------      ------       -------    -----         ---
Net increase in units from capital transactions ..........    15,084          --       121,526    4,217         409
                                                              ------      ------       -------    -----         ---
Units outstanding at December 31, 1998 ...................    15,084          --       121,526    4,217         409
                                                              ======      ======       =======    =====         ===


                                                                                GE INVESTMENTS FUNDS, INC.
                                                             -----------------------------------------------------------------
                                                              REAL ESTATE     GLOBAL        VALUE
                                                               SECURITIES     INCOME       EQUITY       INCOME     U.S. EQUITY
                                                                  FUND         FUND         FUND         FUND         FUND
                                                             -------------   --------   ------------   --------   ------------
Type II Units:
Units outstanding at December 31, 1997 ...................          --           --            --          --          --
                                                                    --       ------        -------     ------         ----
 Net premiums ............................................       4,046          134        5,572           14        3,071
 Loan interest ...........................................          --           --           --           --          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................          --           --           --           --          --
   Surrenders ............................................         (16)          --           (6)          --           (8)
   Loans .................................................          --           --           --           --          --
   Cost of insurance and administrative expenses .........        (252)         (24)        (386)         (24)        (203)
 Interfund transfers .....................................       1,224           --        4,923          214        1,879
                                                                 -----       ------        -------     ------        ------
Net increase in units from capital transactions ..........       5,002          110        10,103         204        4,739
                                                                 -----       ------        -------     ------        ------
Units outstanding at December 31, 1998 ...................       5,002          110        10,103         204        4,739
                                                                 =====       ======        =======     ======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                             -------------------------------------------------------------
                                                                            CAPITAL                   HIGH       MULTIPLE
                                                               BOND      APPRECIATION     GROWTH     INCOME     STRATEGIES
                                                               FUND          FUND          FUND       FUND         FUND
                                                             --------   --------------   --------   --------   -----------
Type II Units:
Units outstanding at December 31, 1997 ...................       --            --            --         --           --
                                                                 --            --            --         --           --
 Net premiums ............................................    2,180         1,554         2,669      1,658        2,207
 Loan interest ...........................................       --            --            --         --           --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................       --            --            --         --           --
   Surrenders ............................................       --            --            --         --           --
   Loans .................................................       --            --            --         --           --
   Cost of insurance and administrative expenses .........     (319)         (145)         (343)      (103)         (63)
 Interfund transfers .....................................      675         1,719           456        255           46
                                                              -----         -----         -----      -----        -----
Net increase in units from capital transactions ..........    2,536         3,128         2,782      1,810        2,190
                                                              -----         -----         -----      -----        -----
Units outstanding at December 31, 1998 ...................    2,536         3,128         2,782      1,810        2,190
                                                              =====         =====         =====      =====        =====


                                                                              VARIABLE INSURANCE PRODUCTS FUND
                                                             ------------------------------------------------------------------
                                                                MONEY          HIGH        EQUITY-
                                                                MARKET        INCOME        INCOME        GROWTH      OVERSEAS
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                             -----------   -----------   -----------   -----------   ----------
Type II Units:
Units outstanding at December 31, 1997 ...................         --            --            --           --            --
                                                               ------        ------            --           ----          --
 Net premiums ............................................         --            --         4,605         1,787          590
 Loan interest ...........................................         --            --            --           --            --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ........................................         --            --            --           --            --
   Surrenders ............................................         --            --            --           (2)           --
   Loans .................................................         --            --            --           --            --
   Cost of insurance and administrative expenses .........         --            --          (436)        (186)          (63)
 Interfund transfers .....................................         --            --         2,211          171            44
                                                               ------        ------         -----         ------         ---
Net increase in units from capital transactions ..........         --            --         6,380         1,770          571
                                                               ------        ------         -----         ------         ---
Units outstanding at December 31, 1998 ...................         --            --         6,380         1,770          571
                                                               ======        ======         =====         ======         ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                             VARIABLE INSURANCE
                                                              PRODUCTSFUND II
                                                          ------------------------
                                                             ASSET
                                                            MANAGER    CONTRAFUND
                                                           PORTFOLIO    PORTFOLIO
                                                          ----------- ------------
Type II Units:
Units outstanding at December 31, 1997 ..................       --           --
                                                                --           --
 Net premiums ...........................................    1,321       11,842
 Loan interest ..........................................       --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................       --           --
   Surrenders ...........................................       --          (35)
   Loans ................................................       --         (123)
   Cost of insurance and administrative
    expenses ............................................      (67)        (904)
 Interfund transfers ....................................       24        4,847
                                                             -----       ------
Net increase in units from capital transactions .........    1,278       15,627
                                                             -----       ------
Units outstanding at December 31, 1998 ..................    1,278       15,627
                                                             =====       ======



                                                              VARIABLE INSURANCE       FEDERATED INVESTORS
                                                               PRODUCTSFUND III         INSURANCE SERIES
                                                          --------------------------- --------------------
                                                            GROWTH &       GROWTH           AMERICAN
                                                             INCOME    OPPORTUNITIES         LEADERS
                                                           PORTFOLIO     PORTFOLIO           FUND II
                                                          ----------- --------------- --------------------
Type II Units:
Units outstanding at December 31, 1997 ..................       --            --                --
                                                                --            --                --
 Net premiums ...........................................    6,034         2,476             3,993
 Loan interest ..........................................       --            --                --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................       --            --                --
   Surrenders ...........................................       --           (31)               --
   Loans ................................................      201            --                --
   Cost of insurance and administrative
    expenses ............................................     (599)         (208)             (282)
 Interfund transfers ....................................    3,160           245             1,544
                                                             -----         -----             -----
Net increase in units from capital transactions .........    8,796         2,482             5,255
                                                             -----         -----             -----
Units outstanding at December 31, 1998 ..................    8,796         2,482             5,255
                                                             =====         =====             =====


                                                               FEDERATED INVESTORS
                                                                INSURANCE SERIES          ALGER AMERICAN FUND
                                                            -------------------------   ------------------------
                                                             HIGH INCOME     UTILITY     SMALL CAP      GROWTH
                                                               FUND II       FUND II     PORTFOLIO     PORTFOLIO
                                                            -------------   ---------   -----------   ----------
Type II Units:
Units outstanding at December 31, 1997 ..................          --            --           --           --
                                                                   --            --           --           --
 Net premiums ...........................................       1,042         1,404        2,957        2,770
 Loan interest ..........................................          --            --           --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................          --            --           --           --
   Surrenders ...........................................          --            --           --           --
   Loans ................................................          --            --           --           --
   Cost of insurance and administrative
    expenses ............................................         (90)          (89)        (317)        (366)
 Interfund transfers ....................................          85            35        3,104        3,686
                                                                -----         -----        -----        -----
Net increase in units from capital transactions .........       1,037         1,350        5,744        6,090
                                                                -----         -----        -----        -----
Units outstanding at December 31, 1998 ..................       1,037         1,350        5,744        6,090
                                                                =====         =====        =====        =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            JANUS ASPEN SERIES
                                                   --------------------------------------------------------------------
                                                    AGGRESSIVE                                                FLEXIBLE
                                                      GROWTH         GROWTH      WORLD WIDE      BALANCED      INCOME
                                                     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   ------------   -----------   ------------   -----------   ----------
Type II Units:
Units outstanding at December 31, 1997 .........          --            --             --            --           --
                                                          --            --             --            --           --
 Net premiums ..................................       8,732         9,826         15,030        10,226          365
 Loan interest .................................          --            --             --            --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................          --            --             --            --           --
   Surrenders ..................................          --           (23)           (22)           --           --
   Loans .......................................          --            --             --            --           --
   Cost of insurance and administrative
    expenses ...................................        (594)         (753)        (1,180)         (735)         (44)
 Interfund transfers ...........................       3,849         1,299          5,095         3,376          111
                                                       -----         -----         ------        ------          ---
Net increase in units from capital
 transactions ..................................      11,987        10,349         18,923        12,867          432
                                                      ------        ------         ------        ------          ---
Units outstanding at December 31, 1998 .........      11,987        10,349         18,923        12,867          432
                                                      ======        ======         ======        ======          ===


                                                                                                             GOLDMAN SACHS
                                                                                    PBHG INSURANCE        VARIABLE INSURANCE
                                                      JANUS ASPEN SERIES          SERIES FUND, INC.           TRUST FUND
                                                ------------------------------ ------------------------ -----------------------
                                                 INTERNATIONAL      CAPITAL     PBHG LARGE      PBHG       GROWTH      MID CAP
                                                     GROWTH      APPRECIATION   CAP GROWTH   GROWTH II   AND INCOME    EQUITY
                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO      FUND        FUND
                                                --------------- -------------- ------------ ----------- ------------ ----------
Type II Units:
Units outstanding at December 31, 1997 ........         --             --            --          --           --           --
                                                        --             --            --          ----         --           --
 Net premiums .................................     15,053          3,233           812         367        1,115          742
 Loan interest ................................         --             --            --          --           --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .............................         --             --            --          --           --           --
   Surrenders .................................         --             --           (20)           (8)        --           --
   Loans ......................................         --             --            --          --           --           --
   Cost of insurance and administrative
    expenses ..................................       (999)          (279)         (127)        (74)         (23)        (131)
 Interfund transfers ..........................      7,307            595            --        2,930          --       10,240
                                                    ------          -----          ----        ------      -----       ------
Net increase in units from capital
 transactions .................................     21,361          3,549           665        3,215       1,092       10,851
                                                    ------          -----          ----        ------      -----       ------
Units outstanding at December 31, 1998 ........     21,361          3,549           665        3,215       1,092       10,851
                                                    ======          =====          ====        ======      =====       ======

     (D) FEDERAL INCOME TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (E) USE OF ESTIMATES

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3) RELATED PARTY TRANSACTIONS

     Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

     For Type 1 policies, if a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of
 .70% of the net assets of the Account. For policies issued on or after May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $5 from the policy cash value.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by Life of Virginia.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund and .55% for the U.S. Equity Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.


(4) SUBSEQUENT EVENT

     Effective January 1, 1999, The Life Insurance Company of Virginia merged with The Harvest Life Insurance Company to form GE Life and Annuity Assurance Company. Concurrently, the Account changed its name to GE Life & Annuity Separate Account II. Neither of these events have an impact on net assets or unit values.